UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2012

Date of reporting period:  November 30, 2012

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2012

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA BBB Bond Fund and the PIA MBS Bond Fund.

During the twelve months ended November 30, 2012, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	12.89%
PIA MBS Bond Fund	3.37%

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the twelve month period ended November 30, 2012 of 12.89% was lower than the Barclays Capital U.S. Credit Baa Bond Index return of 13.58% and the Barclays Capital U.S. Baa Corporate Index return of 13.39%.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 140 different issuers.  The volatility of select issues, issuers and sectors caused the variance in the Fund’s return vs. the benchmarks.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the twelve month period ended November 30, 2012 of 3.37% was higher than the Barclays Capital U.S. MBS Fixed Rate Index return of 3.19%.  The Fund has a broad diversification of coupons and mortgage sectors.  A longer maturity structure during a period of declining interest rates as well as the use of mortgage dollar rolls resulted in the Fund outperforming the benchmark.

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was +2.0% for the first quarter of 2012, increasing to +2.7% during the third quarter of 2012.  This recent quarter for GDP compares favorably for a year over year GDP of 2.0% for all of 2011.  The housing sector is showing signs of stability and unemployment levels declined to 7.7% from 8.7% a year ago.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 1.8% year over year at November 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 34 and 25 basis points (bp), respectively, from November 30, 2011 to November 30, 2012.  Yields on 6 month and one-year treasuries were up around 8 bp.  The improving economy, stabilization of European sovereign risk, and purchases of treasuries and mortgage-backed securities by the Federal Reserve helped the bond market.

Interest rate spreads on BBB rated bonds over Treasuries declined during the period from 284 bp to 188 bp.  Spreads on Agency Mortgage-Backed Securities fell from 198 bp to 169 bp.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and the results of operations for the twelve month period ended November 30, 2012.  We look forward to reporting to you again with the semi-annual report dated May 31, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer's financial condition and profit potential. Bond rating services are provided by Standard & Poor's, Moody's Investors Service, and Fitch Investors Service. Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors. Non-corporate sectors are not included in this index. The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND

Comparison of the change in value of a $10,000 investment in the PIA BBB Bond Fund vs the
Barclays Capital U.S. Credit Baa Bond Index and the Barclays Capital U.S. Baa Corporate Index

Average Annual Total Return*	1 Year	5 Year	Since Inception**
PIA BBB Bond Fund	12.89%	8.72%	6.45%
Barclays Capital U.S. Credit Baa Bond Index	13.58%	9.26%	7.08%
Barclays Capital U.S. Baa Corporate Index	13.39%	9.21%	6.83%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 25, 2003.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers – PIA).  The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund.  At that time, the Fund began investing in BBB rated bonds.  U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Barclays Capital U.S. Credit Baa Bond Index) as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

PIA Funds

The Barclays Capital U.S. Credit Baa Bond Index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s, S&P, and Fitch.  If only two of the three agencies rate the security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

The Barclays Capital U.S. Baa Corporate Index includes only corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s, S&P, and Fitch.  If only two of the three agencies rate the security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*Average Annual Total Return represents the average change in account value over the periods indicated.

**The since inception returns for the Fund and the Barclays Capital U.S. Credit Baa Bond Index are from September 25, 2003 through November 30, 2012.  The since inception return for the Barclays Capital U.S. Baa Corporate Index is from September 30, 2003 through November 30, 2012.

PIA Funds

PIA MBS BOND FUND

Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Barclays Capital U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	Since Inception
PIA MBS Bond Fund	3.37%	5.53%	5.75%
Barclays Capital U.S. MBS Fixed Rate Index	3.19%	5.74%	5.90%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/12 – 11/30/12).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/12	Value 11/30/12	Period 6/1/12 – 11/30/12*
PIA BBB Bond Fund
Actual	$1,000.00	$1,061.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,012.00	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund is 0.00%.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2012
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2012
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012

Principal Amount		Value

CORPORATE BONDS 88.7%
Agricultural Chemicals 1.6%
	Mosaic Co.
$3,160,000	3.75%, due 11/15/21	$3,403,560
	Potash Corp-Saskatchewan, Inc.
2,000,000	3.25%, due 12/1/17	2,190,030
490,000	5.625%, due 12/1/40	604,770
		6,198,360
Agriculture 0.6%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19	2,496,552
Airlines 0.7%
	Continental Airlines, Inc.
617,268	5.983%, due 10/19/23	689,797
	Delta Air Lines, Inc.
821,289	7.75%, due 12/17/19	940,376
	US Airways
1,100,000	5.90%, due 4/1/26	1,199,000
		2,829,173
Auto Parts 1.1%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20	1,721,469
	Johnson Controls, Inc.
2,180,000	4.25%, due 3/1/21	2,414,274
		4,135,743
Autos 1.9%
	Ford Motor Co.
900,000	7.45%, due 7/16/31	1,134,000
	Ford Motor Credit Co. LLC
3,500,000	7.00%, due 4/15/15	3,897,124
2,100,000	5.875%, due 8/2/21	2,410,657
		7,441,781
Banks 3.5%
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16	3,356,797
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17	1,499,575
1,100,000	6.125%, due 8/25/36	1,220,817
	Discover Financial Services
450,000	3.85%, due 11/21/22 (b)	454,416
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18	1,806,112
425,000	8.25%, due 3/1/38	618,962
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20	1,758,355
	Key Bank NA
1,000,000	5.80%, due 7/1/14	1,074,274
	Suntrust Banks
1,200,000	6.00%, due 9/11/17	1,434,168
		13,223,476
Biotech 2.6%
	Amgen, Inc.
3,450,000	3.875%, due 11/15/21	3,807,047
1,350,000	5.15%, due 11/15/41	1,545,754
	Biogen Idec, Inc.
3,010,000	6.875%, due 3/1/18	3,762,124
	Gilead Sciences, Inc.
600,000	4.40%, due 12/1/21	689,467
		9,804,392
Brokers 2.0%
	Goldman Sachs Group, Inc.
1,700,000	5.625%, due 1/15/17	1,864,569
1,050,000	6.75%, due 10/1/37	1,172,072
	Merrill Lynch & Co., Inc.
2,060,000	5.70%, due 5/2/17	2,253,440
1,250,000	6.11%, due 1/29/37	1,391,491
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20	1,003,575
		7,685,147

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Cable/Satellite 1.1%
	Direct TV Holdings
$2,760,000	5.00%, due 3/1/21	$3,087,267
1,000,000	6.00%, due 8/15/40	1,094,015
		4,181,282
Chemicals 1.8%
	Agrium, Inc.
2,100,000	6.125%, due 1/15/41	2,611,862
	Dow Chemical Co.
2,025,000	4.25%, due 11/15/20	2,247,134
1,140,000	7.375%, due 11/1/29	1,534,828
	RPM International, Inc.
500,000	6.125%, due 10/15/19	587,041
		6,980,865
Communications 0.5%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21	1,968,862
Construction 0.6%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16	2,385,692
Consumer Products 0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16	203,545
Diversified Manufacturing 0.2%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	695,038
Electric Utilities 6.6%
	Ameren Corp.
700,000	8.875%, due 5/15/14	772,150
	Constellation Energy Group
666,000	7.60%, due 4/1/32	915,153
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15	1,363,007
570,000	4.90%, due 8/1/41	662,910
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33	1,792,159
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18	1,691,190
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19	2,926,294
	Exelon Corp.
845,000	4.90%, due 6/15/15	926,008
1,315,000	5.625%, due 6/15/35	1,522,069
	FirstEnergy Corp.
1,165,000	7.375%, due 11/15/31	1,532,863
	Indiana Michigan Power
850,000	6.05%, due 3/15/37	1,055,675
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19	1,689,411
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18	1,523,520
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14	1,835,139
400,000	5.25%, due 2/15/43	430,595
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32	895,427
	Southern Union Co.
2,500,000	7.60%, due 2/1/24	3,216,780
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	647,174
		25,397,524
Electronic Components 1.0%
	Arrow Electronics, Inc.
3,300,000	6.00%, due 4/1/20	3,753,047
Finance 0.7%
	SLM Corp.
1,000,000	5.375%, due 5/15/14	1,053,291
1,510,000	8.45%, due 6/15/18	1,762,925
		2,816,216
Finance – Credit Cards 1.0%
	American Express Co.
3,555,000	6.80%, due 9/1/66 (a)	3,834,956

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Food 2.2%
	ConAgra Foods, Inc.
$3,000,000	7.00%, due 10/1/28	$3,836,205
	Kraft Foods, Inc.
1,785,000	6.50%, due 8/11/17	2,195,504
1,150,000	6.875%, due 2/1/38	1,585,819
	Kroger Co.
780,000	6.15%, due 1/15/20	959,775
		8,577,303
Gas Pipelines 1.0%
	Plains All American
	Pipeline, L.P.
3,000,000	6.50%, due 5/1/18	3,726,963
Health Care 1.9%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16	1,757,817
	Humana, Inc.
2,855,000	7.20%, due 6/15/18	3,547,403
	Laboratory Corporation of
	America Holdings
2,000,000	2.20%, due 8/23/17	2,066,460
		7,371,680
Information Technology 2.2%
	Hewlett Packard Co.
2,300,000	2.60%, due 9/15/17	2,192,201
2,300,000	4.65%, due 12/9/21	2,229,022
	Ingram Micro, Inc.
3,700,000	5.00%, due 8/10/22	3,800,921
		8,222,144
Insurance 6.3%
	Allstate Corp.
350,000	6.125%, due 5/15/67 (a)	362,723
	American International
	Group, Inc.
1,775,000	5.05%, due 10/1/15	1,953,228
1,450,000	8.25%, due 8/15/18	1,890,514
1,830,000	8.175%, due 5/15/58 (a)	2,296,650
	AXA SA
500,000	8.60%, due 12/15/30	623,796
	CIGNA Corp.
315,000	6.15%, due 11/15/36	391,497
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	761,397
	Fidelity National
	Financial, Inc.
2,500,000	5.50%, due 9/1/22	2,793,220
	Hartford Financial
	Services Group
500,000	5.375%, due 3/15/17	569,545
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19	1,461,459
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15	714,096
	Metlife, Inc.
855,000	6.40%, due 12/15/66	912,598
	Protective Life Corp.
350,000	7.375%, due 10/15/19	427,741
	Prudential Financial, Inc.
2,275,000	5.10%, due 9/20/14	2,439,974
870,000	6.625%, due 12/1/37	1,104,903
	Unum Group
1,000,000	5.625%, due 9/15/20	1,148,604
1,000,000	5.75%, due 8/15/42	1,088,273
	Willis North America, Inc.
1,865,000	6.20%, due 3/28/17	2,136,570
	XL Capital Ltd.
900,000	5.25%, due 9/15/14	958,691
		24,035,479
Investment Management 1.0%
	Janus Capital Group, Inc.
3,350,000	6.70%, due 6/15/17	3,851,498
Machinery 0.4%
	Flowserve Corp.
1,500,000	3.50%, due 9/15/22	1,524,213
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Media 7.5%
	CBS Corp.
$2,420,000	5.75%, due 4/15/20	$2,909,484
	Comcast Corp.
3,150,000	6.50%, due 1/15/17	3,826,459
2,435,000	7.05%, due 3/15/33	3,320,668
	Discovery Communications
500,000	3.30%, due 5/15/22	523,538
	Interpublic Group of Companies
1,030,000	6.25%, due 11/15/14	1,116,263
	NBCUniversal Media LLC
900,000	4.375%, due 4/1/21	1,023,809
400,000	5.95%, due 4/1/41	491,203
	News America, Inc.
750,000	5.30%, due 12/15/14	818,146
2,210,000	6.20%, due 12/15/34	2,708,629
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	419,979
	Time Warner, Inc.
3,590,000	7.625%, due 4/15/31	4,939,994
	Time Warner Cable, Inc.
3,450,000	7.50%, due 4/1/14	3,753,600
	Time Warner Entertainment
	Company, L.P.
1,560,000	8.375%, due 7/15/33	2,280,667
	Viacom, Inc.
360,000	6.875%, due 4/30/36	493,600
		28,626,039
Metals 0.5%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17	899,196
	Southern Copper Corp.
850,000	6.75%, due 4/16/40	1,009,187
		1,908,383
Mining 3.4%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19	1,842,360
	Freeport-McMoRan
	Copper & Gold Inc.
3,700,000	3.55%, due 3/1/22	3,771,121
	Newmont Mining Corp.
2,510,000	5.125%, due 10/1/19	2,898,508
900,000	4.875%, due 3/15/42	944,382
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17	1,693,214
1,600,000	6.875%, due 11/21/36	1,987,949
		13,137,534
Office Equipment 1.0%
	Xerox Corp.
3,300,000	6.40%, due 3/15/16	3,743,926
Oil and Gas 12.9%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16	928,717
1,100,000	6.45%, due 9/15/36	1,385,751
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	981,784
725,000	6.50%, due 2/15/37	961,374
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	980,025
	Encana Corp.
450,000	3.90%, due 11/15/21	485,555
750,000	6.50%, due 8/15/34	921,214
	Enterprise Products
555,000	5.60%, due 10/15/14	603,082
2,250,000	4.85%, due 8/15/42	2,353,554
	Hess Corp.
575,000	8.125%, due 2/15/19	762,581
	Kinder Morgan
	Energy Partners
2,120,000	5.80%, due 3/15/35	2,431,736
	Marathon Oil Corp.
1,700,000	6.00%, due 10/1/17	2,069,769
427,000	5.90%, due 3/15/18	521,060
890,000	6.60%, due 10/1/37	1,199,558

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Oil and Gas 12.9% (continued)
	Murphy Oil Corp.
$3,000,000	7.05%, due 5/1/29	$3,665,586
	Nexen, Inc.
850,000	6.40%, due 5/15/37	1,093,171
	Pemex Master Trust
3,240,000	5.75%, due 3/1/18	3,807,000
1,550,000	6.625%, due 6/15/35	1,968,500
	Petrobras International
	Finance Co.
1,300,000	3.50%, due 2/6/17	1,372,696
3,085,000	5.875%, due 3/1/18	3,562,296
690,000	6.875%, due 1/20/40	882,949
	Pioneer Natural Resource Co.
3,100,000	3.95%, due 7/15/22	3,304,616
	Southwestern Energy Co.
3,500,000	4.10%, due 3/15/22 (b)	3,788,708
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18	612,241
2,310,000	6.50%, due 6/15/38	3,064,587
	Talisman Energy
685,000	6.25%, due 2/1/38	827,414
	Transocean, Inc.
820,000	6.00%, due 3/15/18	956,717
450,000	6.80%, due 3/15/38	545,877
	Valero Energy Corp.
255,000	6.625%, due 6/15/37	310,505
	Williams Companies, Inc.
1,900,000	8.75%, due 3/15/32	2,595,765
	Williams Partners LP
500,000	5.25%, due 3/15/20	582,598
		49,526,986
Paper 0.3%
	International Paper Co.
1,000,000	4.75%, due 2/15/22	1,136,304

Pharmaceuticals 0.7%
	Watson Pharmaceuticals, Inc.
2,000,000	1.875%, due 10/1/17	2,039,624
450,000	4.625%, due 10/1/42	476,939
		2,516,563
Pharmacy Services 0.8%
	Express Scripts, Inc.
2,805,000	6.25%, due 6/15/14	3,033,302
Pipelines 1.0%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35	1,283,074
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	672,988
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17	1,531,581
	Transcanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)	430,349
		3,917,992
Real Estate Investment Trusts 3.7%
	Boston Properties LP
1,000,000	4.125%, due 5/15/21	1,098,544
	Duke Realty LP
1,050,000	8.25%, due 8/15/19	1,346,651
	ERP Operating LP
715,000	5.25%, due 9/15/14	766,755
2,500,000	5.75%, due 6/15/17	2,966,068
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	980,121
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22	733,678
	Healthcare Realty Trust
775,000	6.50%, due 1/17/17	892,969
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	686,743
	ProLogis
2,150,000	6.875%, due 3/15/20	2,615,428

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Real Estate Investment Trusts 3.7% (continued)
	Ventas Realty LP
$1,700,000	4.75%, due 6/1/21	$1,892,041
		13,978,998
Restaurants 0.2%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21	856,536
Retail 1.6%
	Gap, Inc.
2,300,000	5.95%, due 4/12/21	2,627,780
	Macy’s Retail Holdings, Inc.
2,225,000	6.375%, due 3/15/37	2,748,024
	Staples, Inc.
550,000	9.75%, due 1/15/14	601,702
		5,977,506
Scientific Instruments 0.2%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	968,810
Technology 0.7%
	Tech Data Corp.
2,500,000	3.75%, due 9/21/17	2,549,640
Telecommunications 4.2%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20	2,874,541
	British
	Telecommunications PLC
1,130,000	9.625%, due 12/15/30	1,819,679
	CenturyLink, Inc.
3,440,000	6.00%, due 4/1/17	3,828,981
	Deutsche Telekom
	International Finance
1,045,000	6.75%, due 8/20/18	1,316,103
1,145,000	8.75%, due 6/15/30	1,727,906
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	529,056
	Telecom Italia Capital
1,250,000	5.25%, due 11/15/13	1,285,937
710,000	7.721%, due 6/4/38	747,275
	US Cellular Corp.
1,850,000	6.70%, due 12/15/33	1,988,504
		16,117,982
Tobacco 2.1%
	Altria Group, Inc.
2,359,000	9.70%, due 11/10/18	3,333,085
455,000	9.95%, due 11/10/38	754,627
	Reynolds American, Inc.
2,985,000	7.75%, due 6/1/18	3,866,178
		7,953,890
Toys and Games 1.0%
	Mattel, Inc.
3,420,000	5.45%, due 11/1/41	3,928,835
Transportation 2.4%
	Burlington Northern Santa Fe
1,425,000	4.70%, due 10/1/19	1,661,181
1,485,000	6.15%, due 5/1/37	1,966,914
	CSX Corp.
990,000	5.60%, due 5/1/17	1,165,734
1,640,000	6.22%, due 4/30/40	2,151,954
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37	2,341,094
		9,286,877
Utilities – Gas 1.0%
	National Fuel Gas Co.
3,280,000	4.90%, due 12/1/21	3,667,529
Waste Disposal 0.9%
	Republic Services, Inc.
2,250,000	5.00%, due 3/1/20	2,631,476
	Waste Management, Inc.
660,000	7.75%, due 5/15/32	949,648
		3,581,124
Total Corporate Bonds
(cost $312,802,808)		339,755,687

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

SOVEREIGN BONDS 9.5%
	Federal Republic of Brazil
$2,600,000	6.00%, due 1/17/17	$3,094,000
1,600,000	4.875%, due 1/22/21	1,944,800
3,510,000	7.125%, due 1/20/37	5,458,050
	Republic of Colombia
1,700,000	7.375%, due 3/18/19	2,249,950
1,290,000	7.375%, due 9/18/37	2,019,495
	Republic of Italy
3,950,000	6.875%, due 9/27/23	4,625,450
	Republic of Panama
1,400,000	5.20%, due 1/30/20	1,692,600
	Republic of Peru
830,000	8.375%, due 5/3/16	1,032,105
1,200,000	6.55%, due 3/14/37	1,761,000
	Republic of South Africa
2,000,000	6.50%, due 6/2/14	2,175,000
	Republic of Uruguay
359,742	8.00%, due 11/18/22	526,123
	United Mexican States
4,234,000	3.625%, due 3/15/22	4,673,277
4,516,000	4.75%, due 3/8/44	5,175,336
		36,427,186
Total Sovereign Bonds
(cost $32,991,608)		36,427,186
U.S. GOVERNMENT
INSTRUMENTALITIES 0.5%
U.S. Treasury Bonds 0.2%
	U.S. Treasury Bond
800,000	3.125%, due 2/15/42	858,625
U.S. Treasury Notes 0.3%
	U.S. Treasury Note
1,100,000	1.625%, due 8/15/22	1,105,930
Total U.S. Government Instrumentalities
(cost $1,934,408)		1,964,555

Shares		Value

SHORT-TERM INVESTMENTS 0.5%
1,801,095	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (c)	$1,801,095
Total Short-Term Investments
(cost $1,801,095)		1,801,095
Total Investments
(cost $349,529,919)	99.2%	379,948,523
Other Assets less Liabilities	0.8%	2,962,036
TOTAL NET ASSETS	100.0%	$382,910,559

(a)	Variable rate security. Rate shown reflects the rate in effect at November 30, 2012.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2012, the value of these investments was $4,243,124 or 1.1% of total net assets.

(c)	Rate shown is the 7-day annualized yield at November 30, 2012.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Country Allocation
Country	% of Net Assets
United States	78.5%
Brazil	5.2%
Canada	4.3%
Mexico	4.2%
Italy	1.2%
Colombia	1.1%
Netherlands	0.8%
Peru	0.7%
South Africa	0.6%
Luxembourg	0.5%
Spain	0.5%
United Kingdom	0.5%
Panama	0.5%
Ireland	0.4%
Switzerland	0.4%
Japan	0.3%
France	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2012

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 90.1%
U.S. Government Agencies 90.1%
	FHLMC Pool
$81,993	4.50%, due 5/1/20, #G18052	$87,664
68,802	4.50%, due 3/1/21, #G18119	73,519
65,632	5.00%, due 3/1/21, #G18105	70,839
217,383	4.50%, due 5/1/21, #J01723	234,322
64,739	6.00%, due 6/1/21, #G18124	71,229
199,608	4.50%, due 9/1/21, #G12378	213,415
59,064	5.00%, due 11/1/21, #G18160	63,749
53,014	5.00%, due 2/1/22, #G12522	57,219
93,966	5.00%, due 2/1/22, #J04411	101,200
207,018	5.50%, due 3/1/22, #G12577	223,363
69,382	5.00%, due 7/1/22, #J05243	74,723
1,308,568	4.00%, due 3/1/26, #J14785	1,390,498
549,116	3.00%, due 10/1/26, #G18406	575,826
3,855,735	3.00%, due 11/1/26, #G18409	4,043,287
958,512	3.00%, due 6/1/27, #G14497	1,008,731
15,396	5.50%, due 5/1/35, #B31639	16,699
478,084	5.00%, due 8/1/35, #A36351	514,890
156,671	4.50%, due 9/1/35, #A37616	168,047
512,306	4.50%, due 10/1/35, #A37869	549,505
370,932	4.50%, due 10/1/35, #A38023	397,866
158,409	4.50%, due 10/1/35, #G01890	169,912
286,832	5.00%, due 10/1/35, #G01940	308,914
507,911	6.00%, due 1/1/36, #A42208	556,537
38,815	7.00%, due 1/1/36, #G02048	45,047
456,675	5.50%, due 2/1/36, #G02031	495,329
188,388	7.00%, due 8/1/36, #G08148	217,506
718,168	6.50%, due 9/1/36, #A54908	817,901
262,964	6.50%, due 11/1/36, #A54094	299,482
188,096	5.50%, due 2/1/37, #A57840	203,370
457,410	5.00%, due 5/1/37, #A60268	490,909
366,644	5.00%, due 6/1/37, #G03094	393,495
1,273,220	5.50%, due 6/1/37, #A61982	1,374,225
936,073	6.00%, due 6/1/37, #A62176	1,019,254
1,237,417	6.00%, due 6/1/37, #A62444	1,348,923
208,079	5.00%, due 7/1/37, #A63187	223,318
589,947	5.50%, due 8/1/37, #G03156	636,748
178,761	6.50%, due 8/1/37, #A70413	203,721
15,425	7.00%, due 8/1/37, #A70079	17,809
62,850	7.00%, due 9/1/37, #A65171	72,617
34,966	7.00%, due 9/1/37, #A65335	40,399
20,201	7.00%, due 9/1/37, #A65670	23,340
47,770	7.00%, due 9/1/37, #A65780	55,194
15,349	7.00%, due 9/1/37, #A65941	17,734
4,154	7.00%, due 9/1/37, #A66041	4,726
162,663	7.00%, due 9/1/37, #G03207	187,804
117,881	6.50%, due 11/1/37, #A68726	134,340
514,072	5.00%, due 2/1/38, #A73370	551,721
19,044	5.00%, due 2/1/38, #G03836	20,439
55,618	5.00%, due 3/1/38, #A73704	59,691
622,733	5.00%, due 4/1/38, #A76335	668,340
226,847	5.50%, due 4/1/38, #G04121	244,843
28,798	5.00%, due 5/1/38, #A77463	30,907
81,470	5.50%, due 5/1/38, #A77265	87,882
238,771	5.50%, due 5/1/38, #G04215	257,563
133,312	5.00%, due 6/1/38, #A77986	143,075
49,039	5.00%, due 6/1/38, #G04522	52,631
55,100	5.00%, due 7/1/38, #A79197	59,136
269,746	4.50%, due 9/1/38, #G04773	288,827
74,385	5.00%, due 9/1/38, #G04690	79,832
1,297,436	5.00%, due 10/1/38, #G04832	1,392,456
19,411	5.00%, due 11/1/38, #A82849	20,833
73,503	5.00%, due 12/1/38, #G05683	78,886
689,665	5.00%, due 2/1/39, #G05507	740,174
99,284	4.50%, due 4/1/39, #A85612	106,306
297,616	5.00%, due 5/1/39, #G08345	319,412
235,225	4.50%, due 9/1/39, #A88357	251,864
119,747	5.00%, due 9/1/39, #G05904	128,517
405,278	4.50%, due 11/1/39, #G05748	433,946
359,911	4.50%, due 12/1/39, #A90175	385,369
106,684	4.50%, due 4/1/40, #C03464	114,631
268,048	4.50%, due 5/1/40, #A92269	288,014
1,691,577	4.50%, due 5/1/40, #G06047	1,811,233
939,348	4.50%, due 6/1/40, #A92533	1,009,317

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

U.S. Government Agencies 90.1% (continued)
	FHLMC Pool (continued)
$221,991	4.50%, due 6/1/40, #A92594	$238,526
64,232	4.50%, due 8/1/40, #A93437	70,618
1,539,034	4.50%, due 8/1/40, #A93505	1,653,671
400,075	4.50%, due 1/1/41, #A96176	438,002
3,000,001	3.50%, due 1/1/41, #A96409	3,194,063
103,188	4.50%, due 2/1/41, #A97013	110,875
95,752	4.50%, due 4/1/41, #Q00285	103,093
1,483,530	4.50%, due 9/1/41, #C03701	1,597,278
249,272	3.50%, due 10/1/41, #Q04087	265,396
82,277	4.50%, due 11/1/41, #Q04699	88,585
288,700	3.50%, due 1/1/42, #Q05410	307,376
970,554	3.50%, due 2/1/42, #Q05996	1,033,337
400,000	3.50%, due 3/1/42, #G08479	426,750
3,927,422	3.50%, due 4/1/42, #Q07654	4,190,068
1,756,078	3.50%, due 5/1/42, #G08491	1,873,515
3,000,000	3.50%, due 6/1/42, #C09000	3,200,625
2,407,970	3.50%, due 6/1/42, #Q08641	2,569,003
	FHLMC GOLD TBA (a)
5,000,000	2.50%, due 12/15/27	5,217,187
3,000,000	3.00%, due 12/15/42	3,146,250
	FNMA Pool
38,540	4.50%, due 10/1/20, #842732	41,528
201,957	3.00%, due 12/1/20, #MA0605	213,606
118,617	4.50%, due 12/1/20, #813954	127,812
55,477	4.50%, due 2/1/21, #845437	59,778
113,410	5.00%, due 2/1/21, #865191	123,406
41,364	5.00%, due 5/1/21, #879112	45,010
191,093	4.50%, due 7/1/21, #845515	205,757
3,235,824	3.00%, due 8/1/21, #AL0579	3,422,473
108,425	5.50%, due 10/1/21, #905090	117,676
300,315	3.00%, due 1/1/22, #MA0957	317,638
79,187	5.00%, due 2/1/22, #900946	86,166
179,848	6.00%, due 2/1/22, #912522	197,795
230,745	5.00%, due 6/1/22, #937709	250,434
112,495	5.00%, due 7/1/22, #938033	122,094
138,387	5.00%, due 7/1/22, #944887	152,618
537,423	5.50%, due 7/1/22, #905040	583,281
26,619	4.00%, due 7/1/25, #AE1318	28,487
27,206	4.00%, due 10/1/25, #AE1601	29,115
650,358	4.00%, due 12/1/25, #AH6058	707,173
612,211	4.00%, due 1/1/26, #AH3925	655,172
25,919	4.00%, due 1/1/26, #MA0624	27,738
68,489	4.00%, due 3/1/26, #AH8485	73,317
1,266,680	4.00%, due 5/1/26, #AH8174	1,355,962
600,756	3.00%, due 10/1/26, #AJ0049	634,282
48,052	3.00%, due 10/1/26, #AJ5474	50,734
155,872	3.00%, due 2/1/27, #AK4047	164,668
348,487	3.00%, due 4/1/27, #AB4997	368,153
945,638	3.00%, due 9/1/27, #AQ0333	999,002
310,639	4.50%, due 4/1/29, #MA0022	335,802
5,720	7.00%, due 8/1/32, #650101	6,851
121,160	4.50%, due 3/1/35, #814433	130,786
122,010	4.50%, due 4/1/35, #735396	131,703
56,648	4.50%, due 5/1/35, #822854	61,148
57,761	7.00%, due 6/1/35, #821610	68,807
107,636	4.50%, due 7/1/35, #826584	116,187
13,700	5.00%, due 7/1/35, #833958	14,887
45,120	7.00%, due 7/1/35, #826251	53,748
118,154	4.50%, due 8/1/35, #835751	127,541
66,784	7.00%, due 9/1/35, #842290	79,555
32,744	4.50%, due 11/1/35, #256032	35,345
76,474	5.00%, due 12/1/35, #852482	83,103
27,152	4.50%, due 1/1/36, #852510	29,309
21,759	7.00%, due 2/1/36, #865190	25,920
21,379	7.00%, due 4/1/36, #887709	25,501
799,580	5.00%, due 5/1/36, #745515	870,931
16,506	5.00%, due 7/1/36, #888789	17,957
41,440	6.50%, due 7/1/36, #897100	46,721
81,106	7.00%, due 7/1/36, #887793	96,743
142,170	6.00%, due 8/1/36, #892925	156,263
278,340	6.50%, due 8/1/36, #878187	313,692
146,111	5.00%, due 9/1/36, #893621	158,410
61,767	7.00%, due 9/1/36, #900964	73,676
259,082	5.50%, due 10/1/36, #831845	283,364

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

U.S. Government Agencies 90.1% (continued)
	FNMA Pool (continued)
$184,456	5.50%, due 10/1/36, #893087	$200,782
144,578	6.00%, due 10/1/36, #897174	158,910
180,462	5.50%, due 12/1/36, #256513	196,434
1,739	6.50%, due 12/1/36, #920162	1,965
84,371	7.00%, due 1/1/37, #256567	100,637
359,982	5.50%, due 2/1/37, #256597	391,842
209,831	6.00%, due 2/1/37, #909357	230,631
6,603	7.00%, due 2/1/37, #915904	7,876
88,659	5.00%, due 3/1/37, #913007	96,122
229,149	5.50%, due 3/1/37, #256636	249,179
15,146	5.00%, due 4/1/37, #914599	16,421
247,438	6.50%, due 5/1/37, #917052	295,427
1,018,630	5.50%, due 6/1/37, #918554	1,107,669
214,558	5.50%, due 6/1/37, #918705	233,313
913,974	6.00%, due 6/1/37, #888413	1,004,575
590,386	6.00%, due 6/1/37, #917129	648,910
101,124	7.00%, due 6/1/37, #256774	120,765
61,915	7.00%, due 6/1/37, #940234	73,940
68,571	5.00%, due 7/1/37, #944534	74,395
337,984	5.50%, due 10/1/37, #954939	367,528
133,438	6.00%, due 12/1/37, #965488	146,665
786,114	5.50%, due 2/1/38, #961691	854,706
232,691	5.00%, due 1/1/39, #AA0835	252,278
50,302	5.00%, due 1/1/39, #AA0840	54,536
2,458	5.00%, due 1/1/39, #AA0862	2,665
111,171	4.00%, due 2/1/39, #930606	119,216
12,250	5.00%, due 3/1/39, #AA4461	13,282
306,986	5.00%, due 3/1/39, #930635	332,827
9,446	5.00%, due 3/1/39, #930760	10,241
41,542	5.00%, due 3/1/39, #995948	45,039
38,556	4.00%, due 4/1/39, #AA0777	41,359
634,143	4.00%, due 4/1/39, #AO3504	680,034
210,970	4.50%, due 4/1/39, #AA4590	227,466
367,166	5.00%, due 4/1/39, #930871	398,071
338,532	5.00%, due 4/1/39, #930992	367,027
260,610	5.00%, due 4/1/39, #995930	282,547
837,803	4.50%, due 6/1/39, #AA7681	903,312
345,789	5.00%, due 6/1/39, #995896	374,895
583,330	4.50%, due 7/1/39, #AE8152	628,942
214,887	5.00%, due 7/1/39, #995895	232,975
932,815	4.50%, due 8/1/39, #931837	1,005,754
864,694	5.00%, due 8/1/39, #AC3221	937,478
2,445,712	4.00%, due 12/1/39, #AE0215	2,621,809
257,045	4.50%, due 12/1/39, #932324	277,144
56,212	4.50%, due 2/1/40, #AC8494	60,607
134,694	4.50%, due 2/1/40, #AD1045	145,647
129,730	4.50%, due 2/1/40, #AD2832	139,874
76,807	5.00%, due 3/1/40, #AB1186	83,272
3,185,447	5.00%, due 5/1/40, #AD6374	3,484,986
39,750	5.00%, due 6/1/40, #AD8058	43,295
398,220	5.00%, due 7/1/40, #AD4634	433,731
496,563	5.00%, due 7/1/40, #AD4994	540,843
63,972	5.00%, due 7/1/40, #AD7565	69,677
1,522,506	4.50%, due 8/1/40, #AD8035	1,646,312
259,758	4.50%, due 8/1/40, #AD8397	280,881
377,528	4.50%, due 8/1/40, #890236	406,916
478,234	4.00%, due 9/1/40, #AE4311	513,140
51,745	4.00%, due 9/1/40, #AE4312	55,521
1,195,467	4.50%, due 9/1/40, #AE1500	1,292,679
130,660	4.00%, due 10/1/40, #AE4124	140,197
423,182	4.00%, due 10/1/40, #AE6057	454,071
34,837	4.00%, due 11/1/40, #AE5156	37,379
255,694	4.50%, due 11/1/40, #AE5162	276,486
369,413	4.00%, due 11/1/40, #AE8650	396,377
769,967	4.00%, due 11/1/40, #MA0583	826,167
223,690	4.00%, due 1/1/41, #AE4583	240,018
337,673	4.00%, due 2/1/41, #AH3200	362,320
556,020	4.50%, due 3/1/41, #AH7009	601,233
2,085,050	4.50%, due 4/1/41, #AH9054	2,258,510
56,835	4.50%, due 5/1/41, #AI1364	61,563
464,521	4.50%, due 5/1/41, #AI1888	503,166
2,773,878	4.50%, due 5/1/41, #AL0160	2,999,441
331,742	4.50%, due 6/1/41, #AI4815	359,341
131,389	4.00%, due 7/1/41, #AI0038	141,020
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

U.S. Government Agencies 90.1% (continued)
	FNMA Pool (continued)
$27,924	4.00%, due 8/1/41, #AI8218	$29,971
38,062	4.50%, due 9/1/41, #AH3865	41,229
168,874	4.50%, due 9/1/41, #AI4050	182,607
27,243	4.50%, due 9/1/41, #AJ0729	29,509
360,300	4.00%, due 10/1/41, #AJ4052	386,711
1,045,466	4.00%, due 11/1/41, #AB3946	1,122,103
2,077,741	4.00%, due 11/1/41, #AJ4668	2,230,046
2,194,670	4.00%, due 11/1/41, #AJ5643	2,355,547
296,264	4.00%, due 12/1/41, #AJ3097	317,982
793,072	4.00%, due 2/1/42, #AJ9774	856,179
337,975	4.00%, due 3/1/42, #AK7153	366,763
460,300	4.00%, due 4/1/42, #MA1028	499,508
	FNMA TBA (a)
5,000,000	2.50%, due 12/15/27	5,231,250
8,000,000	3.50%, due 12/15/40	8,543,749
6,000,000	3.00%, due 12/15/42	6,315,000
4,000,000	3.00%, due 1/15/43	4,200,000
	GNMA Pool
26,075	7.00%, due 9/15/35, #647831	30,081
99,724	5.00%, due 10/15/35, #642220	108,883
96,819	5.00%, due 11/15/35, #550718	105,802
103,672	5.50%, due 11/15/35, #650091	114,473
60,230	5.50%, due 12/15/35, #646307	66,383
97,980	5.50%, due 4/15/36, #652534	107,699
86,718	6.50%, due 6/15/36, #652593	102,138
64,248	5.50%, due 7/15/36, #608993	70,620
86,685	6.50%, due 10/15/36, #646564	103,036
111,852	6.00%, due 11/15/36, #617294	125,642
169,779	6.50%, due 12/15/36, #618753	201,804
210,412	5.50%, due 2/15/37, #658419	231,283
586,679	6.00%, due 4/15/37, #668411	658,529
505,474	5.00%, due 8/15/37, #671463	549,846
232,827	6.00%, due 10/15/37, #664379	261,341
73,919	5.50%, due 8/15/38, #677224	81,251
254,788	5.50%, due 8/15/38, #691314	280,059
13,008	5.50%, due 12/15/38, #705632	14,298
2,063,422	4.50%, due 5/15/39, #717066	2,258,674
27,171	5.50%, due 6/15/39, #714262	29,866
1,128,162	5.50%, due 6/15/39, #714720	1,240,061
1,253,796	4.50%, due 7/15/39, #720160	1,372,437
3,608,250	5.00%, due 9/15/39, #726311	3,938,518
20,640	5.50%, due 1/15/40, #723631	22,688
64,446	5.50%, due 2/15/40, #680537	70,838
	GNMA TBA (a)
7,000,000	3.50%, due 12/15/40	7,622,343
5,000,000	3.00%, due 12/15/42	5,336,718
		166,205,757
Total Mortgage-Backed Securities
(cost $160,709,803)		166,205,757
U.S. GOVERNMENT
INSTRUMENTALITIES 32.6%
U.S. Treasury Notes 32.6%
	U.S. Treasury Note
10,000,000	1.125%, due 12/15/12	10,004,300
10,000,000	1.375%, due 1/15/13	10,016,410
10,000,000	1.375%, due 2/15/13	10,026,960
10,000,000	1.375%, due 3/15/13	10,036,720
10,000,000	1.75%, due 4/15/13	10,060,940
10,000,000	1.375%, due 5/15/13	10,057,030
		60,202,360
Total U.S. Government Instrumentalities
(cost $60,193,326)		60,202,360

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Shares			Value

SHORT-TERM INVESTMENTS 1.5%
2,724,022	Fidelity Institutional Money
	Market Government
	Portfolio – Class I, 0.01% (b)		$2,724,022
Total Short-Term Investments
(cost $2,724,022)			2,724,022
Total Investments
(cost $223,627,151)		124.2%	229,132,139
Liabilities less Other Assets		(24.2)%	(44,630,271)
TOTAL NET ASSETS		100.0%	$184,501,868

(a)	Security purchased on a when-issued basis. As of November 30, 2012, the total cost of investments purchased on a when-issued basis was $45,436,406 or 24.6% of total net assets.
(b)	Rate shown is the 7-day annualized yield at November 30, 2012.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2012

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $349,529,919 and $223,627,151, respectively)	$379,948,523	$229,132,139
Deposit at broker for futures contracts	—	10,757
Receivable for fund shares sold	993,087	755,300
Investment receivable	4,171,913	—
Interest receivable	4,908,087	616,426
Due from investment adviser (Note 4)	34,464	24,841
Collateral receivable from broker	—	2,988
Prepaid expenses	29,266	7,729
Total assets	390,085,340	230,550,180

Liabilities:
Payable for securities purchased	6,509,268	45,436,406
Payable for fund shares redeemed	583,766	551,808
Administration fees	12,116	9,086
Custody fees	6,994	7,430
Transfer agent fees and expenses	15,529	5,044
Fund accounting fees	18,660	14,003
Audit fees	17,480	17,480
Chief Compliance Officer fee	1,237	983
Accrued expenses	9,731	6,072
Total liabilities	7,174,781	46,048,312
Net Assets	$382,910,559	$184,501,868

Net Assets Consist of:
Paid-in capital	$341,986,790	$177,500,549
Undistributed net investment income	132,074	213,900
Accumulated net realized gain on investments	10,373,091	1,282,431
Net unrealized appreciation on investments	30,418,604	5,504,988
Net Assets	$382,910,559	$184,501,868

Net Asset Value, Offering Price and Redemption Price Per Share	$10.41	$10.04

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	36,785,837	18,375,048

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2012

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$14,575,233	$3,221,176
Total investment income	14,575,233	3,221,176

Expenses:
Fund accounting fees (Note 4)	103,393	83,463
Transfer agent fees and expenses (Note 4)	90,716	28,059
Administration fees (Note 4)	67,699	51,015
Registration fees	30,877	24,218
Custody fees (Note 4)	25,112	29,725
Trustees’ fees	17,868	12,682
Audit fees	17,508	17,507
Insurance	14,228	7,418
Legal fees	8,997	7,798
Reports to shareholders	8,485	4,656
Chief Compliance Officer fee (Note 4)	7,532	5,887
Miscellaneous	16,414	10,509
Total expenses	408,829	282,937
Less: Expense reimbursement from adviser (Note 4)	(408,829)	(282,937)
Net expenses	—	—
Net investment income	14,575,233	3,221,176

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	10,535,741	2,435,684
Net change in unrealized appreciation/(depreciation) on investments	12,011,067	(93,216)
Net gain on investments	22,546,808	2,342,468
Net increase in net assets resulting from operations	$37,122,041	$5,563,644

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$14,575,233	$16,182,468	$3,221,176	$3,810,552
Net realized gain on investments	10,535,741	16,802,583	2,435,684	1,089,888
Net change in unrealized appreciation/(depreciation)
on investments	12,011,067	(13,960,014)	(93,216)	922,978
Net increase in net assets resulting from operations	37,122,041	19,025,037	5,563,644	5,823,418

Distributions Paid to Shareholders:
Distributions from net investment income	(14,556,232)	(16,583,136)	(4,395,560)	(4,730,712)
Distributions from net realized gains on investments	(14,474,369)	—	(315,468)	(2,604,164)
Total distributions	(29,030,601)	(16,583,136)	(4,711,028)	(7,334,876)

Capital Share Transactions:
Net proceeds from shares sold	176,489,927	57,296,207	54,451,855	42,949,217
Distributions reinvested	9,280,246	4,887,666	2,131,121	2,983,277
Payment for shares redeemed	(84,888,859)	(128,109,190)	(21,303,919)	(18,382,559)
Net increase/(decrease) in net assets
from capital share transactions	100,881,314	(65,925,317)	35,279,057	27,549,935
Total increase/(decrease) in net assets	108,972,754	(63,483,416)	36,131,673	26,038,477

Net Assets, Beginning of Year	273,937,805	337,421,221	148,370,195	122,331,718
Net Assets, End of Year	$382,910,559	$273,937,805	$184,501,868	$148,370,195
Includes Undistributed Net Investment Income of	$132,074	$113,073	$213,900	235,141

Transactions in Shares:
Shares sold	17,325,808	5,655,116	5,431,616	4,336,746
Shares issued on reinvestment of distributions	936,282	485,324	212,752	302,768
Shares redeemed	(8,382,500)	(12,494,626)	(2,122,494)	(1,853,811)
Net increase/(decrease) in shares outstanding	9,879,590	(6,354,186)	3,521,874	2,785,703

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.18	$10.14	$9.70	$7.76	$9.53

Income From Investment Operations:
Net investment income	0.46	0.53	0.54	0.56	0.55
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.77	0.05	0.44	1.95	(1.79)

Total from investment operations	1.23	0.58	0.98	2.51	(1.24)

Less Distributions:
Distributions from net investment income	(0.46)	(0.54)	(0.54)	(0.57)	(0.53)
Distributions from net realized gains on investments	(0.54)	—	—	—	—
Total distributions	(1.00)	(0.54)	(0.54)	(0.57)	(0.53)

Net asset value, end of year	$10.41	$10.18	$10.14	$9.70	$7.76

Total Return	12.89%	5.88%	10.33%	33.28%	-13.58%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$382,911	$273,938	$337,421	$331,490	$165,352
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.13%	0.13%	0.12%	0.14%	0.18%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.61%	5.13%	5.41%	6.35%	6.06%
Before expense reimbursement	4.48%	5.00%	5.29%	6.21%	5.88%
Portfolio turnover rate	75%	58%	45%	84%	39%

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.99	$10.14	$10.14	$10.35	$10.25

Income From Investment Operations:
Net investment income	0.19	0.28	0.32	0.49	0.59
Net realized and unrealized gain on investments	0.14	0.13	0.11	0.38	0.07
Total from investment operations	0.33	0.41	0.43	0.87	0.66

Less Distributions:
Distributions from net investment income	(0.26)	(0.35)	(0.34)	(0.51)	(0.56)
Distributions from net realized gains on investments	(0.02)	(0.21)	(0.09)	(0.57)	(0.00)#
Total distributions	(0.28)	(0.56)	(0.43)	(1.08)	(0.56)

Net asset value, end of year	$10.04	$9.99	$10.14	$10.14	$10.35

Total Return	3.37%	4.32%	4.37%	9.05%	6.64%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$184,502	$148,370	$122,332	$106,098	$108,337
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.17%	0.18%	0.19%	0.20%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.90%	2.83%	3.22%	4.93%	5.33%
Before expense reimbursement	1.73%	2.65%	3.03%	4.73%	5.14%
Portfolio turnover rate	278%	122%	388%	108%	126%

# Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2012
Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain/(Loss)
BBB Bond Fund	—	—
MBS Bond Fund	$1,153,143	$(1,153,143)

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which a Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2012:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$339,755,687	$—	$339,755,687
Sovereign Bonds	—	36,427,186	—	36,427,186
U.S. Government Instrumentalities	—	1,964,555	—	1,964,555
Total Fixed Income	—	378,147,428	—	378,147,428
Short-Term Investments	1,801,095	—	—	1,801,095
Total Investments	$1,801,095	$378,147,428	$—	$379,948,523

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities –
U.S. Government Agencies	$—	$166,205,757	$—	$166,205,757
U.S. Government Instrumentalities	—	60,202,360	—	60,202,360
Total Fixed Income	—	226,408,117	—	226,408,117
Short-Term Investments	2,724,022	—	—	2,724,022
Total Investments	$2,724,022	$226,408,117	$—	$229,132,139

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended November 30, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 30, 2013.  This waiver may be discontinued at any time after March 30, 2013 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2012, the Adviser absorbed Fund expenses in the amount of $408,829 and $282,937 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended November 30, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$67,699	$51,015
Fund Accounting	103,393	83,463
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	77,953	18,633
Custody	25,112	29,725
Chief Compliance Officer	7,532	5,887

At November 30, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$12,116	$9,086
Fund Accounting	18,660	14,003
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	13,347	3,216
Custody	6,994	7,430
Chief Compliance Officer	1,237	983

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

Note 5 – Purchases and Sales of Securities
	Non-Government		U.S. Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$238,199,839	$130,082,069	$95,837,252	$99,057,654
MBS Bond Fund	458,573,267	423,643,008	—	—

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2012, the BBB Bond Fund did not draw upon its line of credit.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Ordinary income	$14,556,232	$16,583,136	$4,711,028	$7,334,876
Long-term capital gains	14,474,369	—	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2012, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$349,588,228	$223,627,151
Gross unrealized appreciation	31,334,031	5,505,001
Gross unrealized depreciation	(973,736)	(13)
Net unrealized appreciation	30,360,295	5,504,988
Undistributed ordinary income	534,899	1,496,331
Undistributed long-term capital gain	10,028,575	—
Total distributable earnings	10,563,474	1,496,331
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$40,923,769	$7,001,319

(a)
The difference between book-basis and tax-basis net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2012, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2012 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The MBS Bond Fund designated 6.7% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

On December 27, 2012, the BBB Bond Fund distributed $0.0393422 per share of net investment income, $0.01112 per share of short-term capital gains and $0.2768 per share of long-term capital gains.  On December 27, 2012, the MBS Bond Fund distributed $0.03021373 per share of net investment income and $0.07074 per share of short-term capital gains.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of  November 30, 2012, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2012, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2013

PIA Funds
Notice to Shareholders – November 30, 2012
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
			Principal	Portfolios in	Other
		Term of Office	Occupation	Fund Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 76)		since	Consultant and former Executive		Advisors
615 E. Michigan Street		February 1997.	Vice President and Chief		Series Trust
Milwaukee, WI 53202			Operating Officer of ICI Mutual		(for series not
			Insurance Company		affiliated with
			(until January 1997).		the Funds);
Trustee, The
Forward Funds
(35 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 78)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 73)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Number of
			Principal	Portfolios in	Other
		Term of Office	Occupation	Fund Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 65)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street	September 2008.	(May 1991 to present).			Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 65)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 45)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Executive	June 2003.	(March 1997 to present).
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 51)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Financial	December 2007.	(October 1998 to present).
Milwaukee, WI 53202	Officer

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 55)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 47)		since	Services, LLC (May 2006 to present); Senior Counsel, Wells
615 E. Michigan Street		June 2007.	Fargo Funds Management, LLC (May 2005 to May 2006);
Milwaukee, WI 53202			Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Moderate Duration Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Annual Report

November 30, 2012

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund.

During the twelve months ended November 30, 2012, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.41%
PIA Moderate Duration Bond Fund	4.45%

PIA Short-Term Securities Fund
The PIA Short-Term Securities Fund’s return of 0.41% for the twelve month period ended November 30, 2012 was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.23% for the same period.  The Fund’s total return is net of 0.35% in Fund fees and expenses for the twelve months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.39%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.35% of the Fund’s average daily net assets through March 30, 2013.

During the twelve month period ended November 30, 2012, the Fund had close to a neutral maturity structure relative to the Fund’s benchmark index.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, agencies and corporate notes which added yield to the portfolio.

PIA Moderate Duration Bond Fund
The PIA Moderate Duration Bond Fund’s return of 4.45% for the twelve month period ended November 30, 2012 was lower than the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index.  The return for the benchmark index for the twelve month period ended November 30, 2012 was 5.51%.  The Fund’s total return is net of 0.50% in Fund fees and expenses for the twelve months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.79%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.50% of the Fund’s average daily net assets through March 30, 2013.

The Fund’s return was largely the result of a more conservative strategy which included a shorter maturity structure, an underweight in financial sector bonds and an underweight in commercial mortgage backed bonds.  The Fund’s small allocation to convertible bonds, emerging market sovereign bonds and the use of credit default index swaps for hedging part of the credit risk also reduced the return.

The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was +2.0% for the first quarter of 2012 increasing to +2.7 % during the third quarter of 2012.  This recent quarter for GDP compares favorably for a year over year GDP of 2.0% for all of 2011.  The housing sector is showing signs of stability and unemployment levels declined to 7.7% from 8.7% a year ago.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 1.8% year over year at November 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 34 and 25 basis points (bp), respectively, from November 30, 2011 to November 30, 2012.  Yields on 6 month and one-year treasuries were up around 8 bp.  The improving

1

PIA Funds

economy, stabilization of European sovereign risk, and purchases of treasuries and mortgage backed securities by the Federal Reserve helped the bond market.

Please take a moment to review the Funds’ statements of assets and the results of operations for the twelve month period ended November 30, 2012.  We look forward to reporting to you again with the semi-annual report dated May 31, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options and futures contracts and the Moderate Duration Bond Fund may also use swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The Moderate Duration Bond Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to market volatility than a diversified fund.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  The BofA Merrill Lynch 1 Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Funds

PIA MODERATE DURATION BOND FUND

Comparison of the change in value of a $10,000 investment in the
PIA Moderate Duration Bond Fund vs the Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Moderate Duration Bond Fund	4.45%	5.25%	4.87%
Barclays Capital U.S. Aggregate Bond Index	5.51%	6.04%	5.41%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Funds

PIA SHORT-TERM SECURITIES FUND

Comparison of the change in value of a $10,000 investment in the PIA Short-Term
Securities Fund vs the BofA Merrill Lynch 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.41%	1.61%	2.30%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.23%	1.46%	2.22%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

4

PIA Funds
Expense Example – November 30, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/12 –11/30/12).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the Operating Expenses Limitation Agreement for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/12	Value 11/30/12	Period 6/1/12 – 11/30/12*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,019.80	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,001.90	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

5

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – November 30, 2012
(Unaudited)

Investments by Type
As a Percentage of Total Investments

6

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – November 30, 2012
(Unaudited)

Investments by Type
As a Percentage of Total Investments

7

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2012

Principal Amount		Value

CORPORATE BONDS 36.3%
Agriculture 1.8%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35	$333,723
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19	518,764
		852,487
Auto Rental 0.7%
	HDTFS, Inc.
300,000	5.875%, due 10/15/20 (e)	311,250
Auto Service 0.4%
	American Axle &
	Manufacturing, Inc.
200,000	6.625%, due 10/15/22	204,000
Banks 3.9%
	Bank of America Corp.
325,000	5.125%, due 11/15/14	347,329
	CIT Group, Inc.
200,000	5.00%, due 8/15/22	210,691
	Citigroup, Inc.
400,000	4.50%, due 1/14/22	450,863
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22	419,395
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13	402,452
		1,830,730
Beverages 1.1%
	Anheuser-Busch Inbev Worldwide
467,990	9.75%, due 11/17/15 (d)	526,488
Brokers 1.4%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21	458,198
	Morgan Stanley
150,000	6.625%, due 4/1/18	174,886
		633,084
Chemicals 4.7%
	Cabot Corp.
400,000	2.55%, due 1/15/18	413,037
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18	492,325
	Dow Chemical Co.
380,000	3.00%, due 11/15/22	379,963
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22	420,232
	RPM International, Inc.
400,000	6.125%, due 10/15/19	469,632
		2,175,189
Construction Machinery 1.4%
	Caterpillar Financial
	Services Corp.
400,000	2.00%, due 4/5/13	402,263
	Terex Corp.
250,000	6.50%, due 4/1/20	263,750
		666,013
Construction Materials 1.0%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18	450,999
Consumer Services 0.6%
	Service Corp. International
250,000	4.50%, due 11/15/20	253,750
Diversified Financial Services 0.8%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16	390,832
Electric Utilities 1.2%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37	574,727
Electrical Equipment 0.2%
	General Cable Corp.
100,000	5.75%, due 10/1/22 (e)	102,500

The accompanying notes are an integral part of these financial statements.

8

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Energy 1.0%
	Calumet Specialty Products Partners
$200,000	9.375%, due 5/1/19	$216,500
	Plains Exploration & Production Co.
250,000	6.50%, due 11/15/20	255,313
		471,813
Environmental Services 0.3%
	Clean Harbors, Inc.
125,000	5.125%, due 6/1/21 (e)	128,438
Equipment Rental and Leasing 0.7%
	H & E Equipment Services, Inc.
200,000	7.00%, due 9/1/22 (e)	212,000
	TRAC Intermodal LLC
100,000	11.00%, due 8/15/19 (e)	103,000
		315,000
Financial Services 0.4%
	Apollo Investment Corp.
	5.75%, due 1/15/16,
200,000	Convertible	205,875
Food 0.9%
	Tyson Foods, Inc.
380,000	4.50%, due 6/15/22	411,236
Healthcare 0.5%
	Davita, Inc.
200,000	5.75%, due 8/15/22	210,000
Home Building 0.9%
	NVR, Inc.
400,000	3.95%, due 9/15/22	414,110
Hotels 0.9%
	Starwood Hotels & Resorts Worldwide
350,000	7.875%, due 10/15/14	392,205
Insurance 1.9%
	American International Group, Inc.
500,000	4.25%, due 5/15/13	507,843
	MetLife, Inc.
350,000	5.00%, due 6/15/15	386,833
		894,676
Machinery 0.9%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20	393,750
Medical/Drugs 2.6%
	Amgen, Inc.
300,000	6.40%, due 2/1/39	386,267
	GlaxoSmithKline
400,000	5.65%, due 5/15/18	491,217
	Wyeth
275,000	5.45%, due 4/1/17	327,562
		1,205,046
Metals and Mining 0.5%
	FMG Resources
250,000	6.875%, due 4/1/22 (e)	244,688
Mining 0.8%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18	377,517
Paper 0.6%
	Cascades, Inc.
250,000	7.875%, due 1/15/20	265,000
REITS 0.2%
	National Retail Properties, Inc.
	3.95%, due 9/15/26,
75,000	Convertible	98,391
Renewable Energy Equipment 0.4%
	Exide Technologies
200,000	8.625%, due 2/1/18	163,000
Retail 1.7%
	Target Corp.
200,000	7.00%, due 1/15/38	296,378

The accompanying notes are an integral part of these financial statements.

9

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2012 (continued)

		Value

Retail 1.7% (continued)
	Walgreen Co.
$ 500,000	3.10%, due 9/15/22	$509,687
		806,065
Telecommunications 0.9%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16	272,500
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	147,522
		420,022
Tools 1.0%
	Stanley Black & Decker, Inc.
400,000	5.20%, due 9/1/40	476,580
Total Corporate Bonds
(cost $15,507,770)		16,865,461
SOVEREIGN BONDS 2.0%
	Federal Republic of Brazil
327,593	12.50%, due 1/5/16 (d)	409,327
	Republic of Chile
488,616	5.50%, due 8/5/20 (d)	538,309
		947,636
Total Sovereign Bonds
(cost $962,699)		947,636
MORTGAGE-BACKED SECURITIES 38.2%
U.S. Government Agencies 38.2%
	FHLMC Pool
35,446	4.50%, due 12/1/14, #B17362	36,253
18,067	4.50%, due 6/1/24, #G13584	19,261
379,543	4.50%, due 10/1/24, #J10934	404,493
25,981	4.50%, due 6/1/25, #G14013	27,697
468,015	5.50%, due 5/1/26, #D96978	509,238
90,399	5.00%, due 7/1/37, #A62994	97,019
678,251	5.00%, due 4/1/38, #A75230	727,923
160,854	5.50%, due 11/1/38, #G08300	173,514
431,731	5.50%, due 1/1/39, #G05072	465,711
85,923	5.00%, due 2/1/39, #G05518	92,216
163,215	4.50%, due 7/1/39, #A87307	174,761
97,298	4.00%, due 8/1/39, #A87714	103,792
28,782	4.50%, due 11/1/39, #A89870	30,818
742,749	5.00%, due 2/1/40, #A91627	797,145
61,227	4.50%, due 5/1/40, #G06047	65,558
77,261	5.50%, due 5/1/40, #G06091	83,390
642,004	4.50%, due 6/1/40, #A92533	689,825
22,034	4.50%, due 8/1/40, #G06024	24,040
274,428	4.50%, due 10/1/40, #G06062	294,869
	FHLMC GOLD TBA
1,600,000	3.00%, due 12/15/42 (f)	1,678,000
	FNMA Pool
299,118	5.50%, due 1/1/38, #952038	325,264
192,523	5.00%, due 4/1/38, #929301	208,728
657,700	5.50%, due 8/1/38, #889988	747,973
180,020	5.00%, due 3/1/39, #995906	195,173
1,727,256	4.00%, due 12/1/39, #AE0215	1,851,623
955,635	5.00%, due 5/1/40, #AD6374	1,045,496
102,283	4.00%, due 10/1/40, #AE6083	109,749
696,978	4.00%, due 11/1/41, #AB3946	748,069
	FNMA TBA
600,000	3.50%, due 12/15/40 (f)	640,781
1,000,000	3.00%, due 12/15/42 (f)	1,052,500
1,200,000	3.00%, due 1/15/43 (f)	1,260,000
	GNMA Pool
18,644	5.00%, due 1/15/34, #626039	20,432
18,547	5.00%, due 6/15/37, #565183	20,175
103,550	4.50%, due 10/15/38, #782441	112,896
302,552	5.00%, due 1/15/39, #708121	330,244
603,819	5.00%, due 6/15/39, #713464	659,087
130,247	4.50%, due 9/15/40, #733483	143,142
283,718	5.00%, due 9/15/40, #731669	311,195
874,080	4.50%, due 6/15/41, #724138	956,243
489,364	4.50%, due 6/15/41, #749259	538,422
		17,772,715
Total Mortgage-Backed Securities
(cost $17,186,481)		17,772,715

The accompanying notes are an integral part of these financial statements.

10

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 24.7%
U.S. Government Agencies 4.1%
	FNMA
$1,900,000	0.50%, due 9/28/15	$1,907,399
U.S. Treasury Bonds 3.8%
	U.S. Treasury Bond
1,485,000	3.75%, due 8/15/41	1,789,193
U.S. Treasury Notes 16.8%
	U.S. Treasury Note
5,750,000	0.75%, due 3/31/13	5,762,581
500,000	2.50%, due 6/30/17	544,180
400,000	1.875%, due 10/31/17	424,562
1,010,000	2.00%, due 2/15/22	1,056,319
		7,787,642
Total U.S. Government Agencies
and Instrumentalities
(cost $11,421,579)		11,484,234
OPEN-END FUNDS 4.4%
195,126	PIA BBB Bond Fund (g)	2,031,259
Total Open-End Funds
(cost $1,946,825)		2,031,259
RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (a) (b) (cost $0)	—

Shares

SHORT-TERM INVESTMENTS 4.2%
1,938,998	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (c)	$1,938,998
6	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (c)	6
Total Short-Term Investments
(cost $1,939,004)		1,939,004
Total Investments
(cost $48,964,358)	109.8%	51,040,309
Liabilities less Other Assets (9.8)%		(4,554,968)
TOTAL NET ASSETS	100.0%	$46,485,341

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of November 30, 2012, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(c)	Rate shown is the 7-day annualized yield at November 30, 2012.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2012, the value of these investments was $1,101,876 or 2.4% of total net assets.

(f)	Security purchased on a when-issued basis. As of November 30, 2012, the total cost of investments purchased on a when-issued basis was $4,623,516 or 9.9% of total net assets.
(g)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to the Moderate Duration Bond Fund.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

11

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2012

Principal Amount		Value

CORPORATE BONDS 16.6%
Banks 3.6%
	Bank of New York Mellon
$1,300,000	2.95%, due 6/18/15	$1,372,487
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,525,646
	State Street Corp.
1,550,000	4.30%, due 5/30/14	1,637,692
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14	1,586,761
		6,122,586
Brokers 1.2%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15	1,354,977
	Morgan Stanley
750,000	5.30%, due 3/1/13	758,330
		2,113,307
Capital Goods 1.5%
	Caterpillar Financial Services Corp.
1,300,000	2.00%, due 4/5/13	1,307,355
	John Deere Capital Corp.
1,234,000	5.10%, due 1/15/13	1,240,606
		2,547,961
Computer Equipment 0.8%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14	1,321,484
Computers 0.1%
	Hewlett Packard Co.
150,000	4.50%, due 3/1/13	151,121
Consumer Finance 0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,328,218
Diversified Financial Services 0.9%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14	1,638,379
Diversified Minerals 0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15	806,211
Electric Utilities 0.1%
	Southern California Edison Co.
255,000	5.75%, due 3/15/14	271,943
Financial Services 0.7%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14	1,272,612
Food and Beverage 0.8%
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,303,579
Insurance 0.5%
	Metlife, Inc.
850,000	2.375%, due 2/6/14	868,005
Life Sciences Equipment 0.1%
	Thermo Fisher Scientific, Inc.
100,000	3.20%, due 5/1/15	105,566
Medical/Drugs 0.8%
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14	522,332
	Wyeth
800,000	5.50%, due 2/1/14	847,323
		1,369,655
Retail 1.4%
	Target Corp.
1,300,000	1.125%, due 7/18/14	1,313,826
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14	1,017,915
		2,331,741
Semiconductor 0.8%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14	1,318,708

The accompanying notes are an integral part of these financial statements.

12

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Software 0.4%
	Oracle Corp.
$700,000	4.95%, due 4/15/13	$711,646
Telecommunications 1.6%
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15	1,507,483
	Verizon Communications, Inc.
1,250,000	5.25%, due 4/15/13	1,271,765
		2,779,248
Total Corporate Bonds
(cost $28,179,592)		28,361,970
MORTGAGE-BACKED SECURITIES 11.6%
Commercial Mortgage-Backed Securities 1.7%
	Credit Suisse Mortgage Capital
1,500,000	5.591%, due 2/15/39,
	Series 2006-C1, Class A4	1,699,703
	LB-UBS Commercial
	Mortgage Trust
1,000,000	5.661%, due 3/15/39,
	Series 2006-C3, Class A4	1,141,752
		2,841,455
U.S. Government Agencies 9.9%
	FHLMC ARM Pool (a)
9,849	2.201%, due 8/1/15, #755204	10,061
12,404	2.388%, due 2/1/22, #845113	13,318
34,884	1.999%, due 10/1/22, #635206	35,473
11,802	2.39%, due 6/1/23, #845755	12,096
8,692	2.33%, due 2/1/24, #609231	8,899
460,222	2.442%, due 1/1/25, #785726	486,606
11,256	2.783%, due 1/1/33, #1B0668	11,311
723,085	2.389%, due 10/1/34, #782784	771,460
331,096	2.552%, due 12/1/34, #1G0018	350,431
204,088	2.956%, due 4/1/36, #847671	219,108
	FHLMC Pool
648,718	5.00%, due 10/1/38, #G04832	696,228
	FNMA ARM Pool (a)
38,267	2.855%, due 7/1/25, #555206	38,526
228,556	2.008%, due 7/1/27, #424953	233,434
89,549	2.35%, due 3/1/28, #556438	90,147
128,999	2.288%, due 6/1/29, #508399	138,212
284,238	2.196%, due 4/1/30, #562912	302,625
93,296	2.366%, due 10/1/30, #670317	95,285
14,547	2.277%, due 7/1/31, #592745	14,695
46,708	2.74%, due 9/1/31, #597196	49,205
30,863	2.277%, due 11/1/31, #610547	31,134
3,958	2.25%, due 4/1/32, #629098	3,964
477,295	2.665%, due 10/1/33, #743454	509,318
1,361,528	2.75%, due 11/1/33, #755253	1,438,575
2,484,529	2.433%, due 5/1/34, #AC5719	2,646,727
604,503	2.632%, due 7/1/34, #779693	643,279
584,043	2.484%, due 10/1/34, #795136	617,233
398,399	2.501%, due 1/1/35, #805391	424,114
159,582	2.728%, due 10/1/35, #845041	171,272
291,643	2.258%, due 10/1/35, #846171	307,979
548,613	2.525%, due 1/1/36, #849264	588,031
174,104	2.781%, due 6/1/36, #872502	185,519
799,940	2.709%, due 1/1/37, #906389	855,822
1,198,952	3.011%, due 3/1/37, #907868	1,292,456
543,900	2.28%, due 8/1/37, #949772	558,679
90,670	2.75%, due 10/1/37, #955963	92,163
279,950	2.217%, due 11/1/37, #948183	293,045
292,995	3.015%, due 11/1/37, #953653	294,139
	FNMA Pool
1,009,097	5.00%, due 6/1/40, #AD5479	1,096,139
111,701	4.00%, due 11/1/41, #AJ3797	119,889
	GNMA II ARM Pool (a)
11,531	2.00%, due 11/20/21, #8871	12,004
72,211	1.625%, due 10/20/22, #8062	74,825
162,045	1.625%, due 11/20/26, #80011	167,912
40,870	2.00%, due 11/20/26, #80013	42,547
20,988	1.625%, due 12/20/26, #80021	21,748
10,002	1.625%, due 1/20/27, #80029	10,446
176,134	1.75%, due 7/20/27, #80094	182,922
251,166	1.75%, due 8/20/27, #80104	260,847
The accompanying notes are an integral part of these financial statements.

13

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

U.S. Government Agencies 9.9% (continued)
	GNMA II ARM Pool (a) (continued)
$ 10,366	1.625%, due 10/20/27, #80122	$10,741
89,360	1.625%, due 1/20/28, #80154	93,326
174,599	1.625%, due 10/20/29, #80331	180,921
34,511	1.625%, due 11/20/29, #80344	35,761
		16,840,597
Total Mortgage-Backed Securities
(cost $18,920,817)		19,682,052
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 68.8%
Federal Deposit Insurance Corporation
Guaranteed Corporate Notes 2.9%
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12	5,005,250
U.S. Government Agencies 40.3%
	FHLMC
1,500,000	1.375%, due 1/9/13	1,501,829
12,000,000	0.375%, due 11/27/13	12,021,335
7,000,000	0.50%, due 4/17/15	7,032,627
	FNMA
8,000,000	1.75%, due 5/7/13	8,052,880
8,500,000	0.75%, due 12/18/13	8,551,298
5,300,000	1.25%, due 2/27/14	5,374,492
10,000,000	0.75%, due 12/19/14	10,093,680
7,000,000	0.50%, due 7/2/15	7,028,434
9,000,000	0.375%, due 12/21/15	8,997,579
		68,654,154
U.S. Treasury Notes 25.6%
	U.S. Treasury Note
7,000,000	1.375%, due 1/15/13	7,011,487
8,000,000	1.375%, due 3/15/13	8,029,376
10,000,000	1.00%, due 7/15/13	10,053,130
8,450,000	0.75%, due 9/15/13	8,488,625
7,000,000	0.75%, due 12/15/13	7,039,921
3,000,000	0.25%, due 12/15/14	2,999,532
		43,622,071
Total U.S. Government Agencies
and Instrumentalities
(cost $117,123,532)		117,281,475
SHORT-TERM INVESTMENTS 2.4%
4,032,533	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	4,032,533
Total Short-Term Investments
(cost $4,032,533)		4,032,533
Total Investments
(cost $168,256,474)	99.4%	169,358,030
Other Assets less Liabilities 0.6%		986,212
TOTAL NET ASSETS	100.0%	$170,344,242

(a)	Variable rate note. Rate shown reflects the rate in effect at November 30, 2012.
(b)	Rate shown is the 7-day annualized yield at November 30, 2012.
ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

14

PIA Funds
Statements of Assets and Liabilities – November 30, 2012

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value:
Non-affiliates (cost $47,017,533 and $168,256,474, respectively)	$49,009,050	$169,358,030
Affiliates (cost $1,946,825 and $0, respectively) (Note 8)	2,031,259	—
Total investments in securities, at value (cost $48,964,358 and $168,256,474, respectively)	51,040,309	169,358,030
Deposit at broker for futures contracts	14,624	—
Receivable for securities sold	—	12,830
Receivable for fund shares sold	792	635,762
Interest receivable	327,049	517,215
Due from investment adviser (Note 4)	31	—
Collateral receivable from broker	1,104	—
Prepaid expenses	11,672	20,213
Total assets	51,395,581	170,544,050
Liabilities:
Payable for fund shares redeemed	110,212	109,614
Payable for securities purchased	4,748,516	—
Distribution payable	—	136
Distribution fees	4,520	—
Investment advisory fees	—	20,066
Administration fees	6,622	9,063
Custody fees	2,653	4,627
Transfer agent fees and expenses	5,887	14,959
Fund accounting fees	8,096	11,078
Audit fees	17,480	17,480
Chief Compliance Officer fee	700	983
Accrued expenses	5,554	11,802
Total liabilities	4,910,240	199,808
Net Assets	$46,485,341	$170,344,242
Net Assets Consist of:
Paid-in capital	$44,383,856	$169,881,060
Undistributed net investment income	—	9,352
Accumulated net realized gain/(loss) on investments, forward currency contracts,
futures contracts and swap contracts	26,478	(647,726)
Net unrealized appreciation on:
Investments and foreign currency related transactions	2,075,007	1,101,556
Net Assets	$46,485,341	$170,344,242
Net Asset Value, Offering Price and Redemption Price Per Share	$20.93	$10.10
Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	2,221,117	16,862,819

The accompanying notes are an integral part of these financial statements.

15

PIA Funds
Statements of Operations – Year Ended November 30, 2012

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$1,141,112	$1,212,940
Dividends from non-affiliates	19,824	—
Dividends from affiliates	98,803	—
Total investment income	1,259,739	1,212,940
Expenses:
Investment advisory fees (Note 4)	146,313	339,962
Distribution fees (Note 5)	48,771	—
Fund accounting fees (Note 4)	44,933	66,313
Administration fees (Note 4)	37,176	51,100
Transfer agent fees and expenses (Note 4)	29,603	82,258
Registration fees	21,640	24,129
Audit fees	17,508	17,507
Custody fees (Note 4)	9,345	19,069
Trustees’ fees	7,131	12,995
Legal fees	6,740	8,000
Reports to shareholders	4,472	7,754
Insurance	3,608	7,940
Chief Compliance Officer fee (Note 4)	4,164	5,887
Miscellaneous	5,306	12,862
Total expenses	386,710	655,776
Less: Fee waiver by adviser (Note 4)	(142,854)	(60,843)
Net expenses	243,856	594,933
Net investment income	1,015,883	618,007
Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency Related Transactions,
Forward Currency Contracts, Futures Contracts and Swap Contracts:
Net realized gain/(loss) on:
Investments and foreign currency related transactions:
Non-affiliates	573,431	32,755
Affiliates	(19,178)	—
Forward currency contracts	47,004	—
Futures contracts	(26,588)	—
Swap contracts	(341,276)	—
Capital gain distributions from regulated investment companies	66,328	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	814,490	104,127
Forward currency contracts	(11,218)	—
Net gain on investments, foreign currency related transactions,
forward currency contracts, futures contracts and swap contracts	1,102,993	136,882
Net increase in net assets resulting from operations	$2,118,876	$754,889

The accompanying notes are an integral part of these financial statements.

16

PIA Funds
Statements of Changes in Net Assets

	Moderate Duration		Short-Term
	Bond Fund		Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2012	2011	2012	2011
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,015,883	$1,186,948	$618,007	$784,313
Net realized gain/(loss) on:
Investments and foreign currency related transactions	554,253	719,215	32,755	13,382
Forward currency contracts	47,004	52,035	—	—
Futures contracts	(26,588)	(189,408)	—	—
Swap contracts	(341,276)	26,691	—	—
Capital gain distributions from regulated investment companies	66,328	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	814,490	(12,032)	104,127	(81,633)
Forward currency contracts	(11,218)	11,218	—	—
Futures contracts	—	—	—	—
Swap contracts	—	—	—	—
Net increase in net assets resulting from operations	2,118,876	1,794,667	754,889	716,062
Distributions Paid to Shareholders:
Distributions from net investment income	(1,242,481)	(1,385,200)	(690,704)	(873,127)
Distributions from net realized gains on investments	(491,178)	(471,981)	—	—
Total distributions paid to shareholders	(1,733,659)	(1,857,181)	(690,704)	(873,127)
Capital Share Transactions:
Proceeds from shares sold	6,908,340	12,201,569	79,965,510	72,711,646
Distributions reinvested	1,180,089	1,306,948	267,100	421,364
Payment for shares redeemed	(13,274,650)	(15,705,394)	(81,460,970)	(56,415,533)
Net increase/(decrease) in net assets
from capital share transactions	(5,186,221)	(2,196,877)	(1,228,360)	16,717,477
Total increase/(decrease) in net assets	(4,801,004)	(2,259,391)	(1,164,175)	16,560,412
Net Assets, Beginning of Year	51,286,345	53,545,736	171,508,417	154,948,005
Net Assets, End of Year	$46,485,341	$51,286,345	$170,344,242	$171,508,417
Includes Undistributed Net Investment Income of	$—	$66,243	$9,352	$11,417
Transactions in Shares:
Shares sold	332,099	595,824	7,912,068	7,196,763
Shares issued on reinvestment of distributions	56,856	63,901	26,437	41,709
Shares redeemed	(638,059)	(767,042)	(8,060,377)	(5,583,171)
Net increase/(decrease) in shares outstanding	(249,104)	(107,317)	(121,872)	1,655,301

The accompanying notes are an integral part of these financial statements.

17

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$20.76	$20.77	$20.19	$18.99	$18.94

Income From Investment Operations:
Net investment income	0.43	0.47	0.39	0.52	0.69
Net realized and unrealized gain on investments, foreign currency related transactions, forward currency contracts, futures contracts
and swap contracts	0.47	0.26	0.59	1.25	0.04
Total from investment operations	0.90	0.73	0.98	1.77	0.73

Less Distributions:
Distributions from net investment income	(0.53)	(0.55)	(0.40)	(0.54)	(0.68)
Distributions from net realized gains on investments	(0.20)	(0.19)	—	—	—
Return of capital distribution	—	—	—	(0.03)	—
Total distributions	(0.73)	(0.74)	(0.40)	(0.57)	(0.68)

Net asset value, end of year	$20.93	$20.76	$20.77	$20.19	$18.99

Total Return	4.45%	3.61%	4.93%	9.43%	3.95%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$46,485	$51,286	$53,546	$44,123	$20,936
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Before fee waivers and reimbursements	0.79%	0.79%	0.82%	0.94%	1.50%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	2.08%	2.29%	1.95%	2.68%	3.80%
Before fee waivers and reimbursements	1.79%	2.00%	1.63%	2.24%	2.80%
Portfolio turnover rate	134%	256%	446%	474%	366%

The accompanying notes are an integral part of these financial statements.

18

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Year Ended November 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.10	$10.11	$10.12	$10.06	$10.02

Income From Investment Operations:
Net investment income	0.04	0.05	0.07	0.18	0.36
Net realized and unrealized gain on investments	0.00 *	(0.00)*	0.00 *	0.06	0.04
Total from investment operations	0.04	0.05	0.07	0.24	0.40

Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.08)	(0.18)	(0.36)
Total distributions	(0.04)	(0.06)	(0.08)	(0.18)	(0.36)

Net asset value, end of year	$10.10	$10.10	$10.11	$10.12	$10.06

Total Return	0.41%	0.47%	0.72%	2.45%	4.05%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$170,344	$171,508	$154,948	$158,124	$65,304
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.38%	0.39%	0.40%	0.39%	0.49%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.36%	0.51%	0.67%	1.58%	3.56%
Before fee waivers and reimbursements	0.33%	0.47%	0.62%	1.54%	3.42%
Portfolio turnover rate	53%	11%	59%	52%	47%

*  Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

19

PIA Funds
Notes to Financial Statements – November 30, 2012

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to seek to maximize total return through investing in bonds while minimizing risk as compared to the market.  The Moderate Duration Fund is a non-diversified fund.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

20

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed Net	Accumulated Net	Paid-In
	Investment Income	Realized Gain/(Loss)	Capital
Moderate Duration Fund	$246,525	$(251,533)	$ 5,008
Short-Term Fund	70,632	255,980	(326,612)

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the

21

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

22

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.  Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360- day forward rates provided by an independent pricing service.  Futures contracts are valued at the last sale price at the close of trading on the relevant exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of November 30, 2012, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Moderate Duration Fund are considered liquid.  The Short-Term Fund did not hold Rule 144A securities at November 30, 2012.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the

23

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2012:

Moderate Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$16,865,461	$—	$16,865,461
Sovereign Bonds	—	947,636	—	947,636
Mortgage-Backed Securities	—	17,772,715	—	17,772,715
U.S. Government Agencies
and Instrumentalities	—	11,484,234	—	11,484,234
Open-End Funds	2,031,259	—	—	2,031,259
Total Fixed Income	2,031,259	47,070,046	—	49,101,305
Short-Term Investments	1,939,004	—	—	1,939,004
Total Investments	$3,970,263	$47,070,046	$—	$51,040,309

Short-Term Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$28,361,970	$—	$28,361,970
Mortgage-Backed Securities	—	19,682,052	—	19,682,052
U.S. Government Agencies
and Instrumentalities	—	117,281,475	—	117,281,475
Total Fixed Income	—	165,325,497	—	165,325,497
Short-Term Investments	4,032,533	—	—	4,032,533
Total Investments	$4,032,533	$165,325,497	$—	$169,358,030

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended November 30, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the

24

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the year ended November 30, 2012, the Moderate Duration Fund and the Short-Term Fund incurred $146,313 and $339,962 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2013.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2012, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $142,854 and $60,843 for the Moderate Duration Fund and the Short-Term Fund, respectively.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $242,485 and $106,361 for the Moderate Duration Fund and the Short-Term Fund, respectively, at November 30, 2012.  The expense limitation will remain in effect through at least March 30, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

25

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

	Moderate Duration Fund	Short-Term Fund
Year	Amount	Amount
2014	$99,631	$45,518
2015	142,854	60,843
	$242,485	$106,361
U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended November 30, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Moderate Duration Fund	Short-Term Fund
Administration	$37,176	$51,100
Fund Accounting	44,933	66,313
Transfer Agency (excludes out-of-pocket
expenses and sub-ta fees)	26,253	64,610
Custody	9,345	19,069
Chief Compliance Officer	4,164	5,887

At November 30, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Moderate Duration Fund	Short-Term Fund
Administration	$6,622	$9,063
Fund Accounting	8,096	11,078
Transfer Agency (excludes out-of-pocket
expenses and sub-ta fees)	4,670	10,665
Custody	2,653	4,627
Chief Compliance Officer	700	983

Note 5 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Moderate Duration Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s

26

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the year ended November 30, 2012.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended November 30, 2012, the Moderate Duration Fund paid the Distributor $48,771.

Note 6 – Purchases and Sales of Securities

	Non-Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Moderate Duration Fund	$44,773,006	$40,241,616	$21,389,887	$21,994,481
Short-Term Fund	78,552,565	43,182,024	14,117,976	30,672,675

Note 7 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the year ended November 30, 2012, the Short-Term Fund did not hold any derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Moderate Duration Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions.  The aggregate principal amount of the contracts is not recorded because the Fund intends to settle the contracts prior to delivery.  All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently.  The Fund realizes gains or losses at the time the forward contracts are extinguished.  Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

27

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.  In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of the contracts.

In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains and losses until the contract is closed.  When the contract is closed, the Fund records a realized gain and loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Funds’ statements of assets and liabilities.  Unrealized gains and losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains and losses for federal income tax purposes.

With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Moderate Duration Fund

The effect of derivative instruments on the statements of operations for the year ended November 30, 2012 is as follows:

Derivatives not Accounted	Location of Gain/(Loss)
for as Hedging Instruments	on Derivatives Recognized in Income	Value
Credit contracts	Net realized loss on swap contracts	$(341,276)
Equity contracts	Net realized loss on futures contracts	(26,588)
Foreign exchange contracts	Net realized gain on forward currency contracts	47,004
Foreign exchange contracts	Change in unrealized depreciation on forward
	currency contracts	(11,218)

For the year ended November 30, 2012, the monthly average gross notional amount of the derivatives held in the Moderate Duration Fund was as follows:

28

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

	Non-Deliverable Currency
Credit Default	Forwards	Forwards	Interest Rate	Interest Rate
Index Swaps	Long	Short	Futures Long	Futures Short
$2,732,500	$450,717	$(454,063)	$276,822	$(164,725)

Note 8 – Investments in Affiliates
The Moderate Duration Fund invests in the PIA BBB Bond Fund, an open-end investment company managed by the Adviser.  The PIA BBB Bond Fund does not charge an investment advisory fee and has an expense cap of 0.0%.

The aggregate market value of the PIA BBB Bond Fund holding in the Moderate Duration Fund as of November 30, 2012 amounted to $2,031,259 representing 4.4% of net assets.  Transactions during the year ended November 30, 2012 of the PIA BBB Bond Fund are as follows:

Beginning Shares	123,644
Beginning cost	$1,262,403
Purchase cost	1,500,000
Sales cost	(815,578)
Ending cost	$1,946,825
Ending shares	195,126
Dividend income	$98,803
Net realized loss	$(19,178)

Note 9 – Lines of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the year ended November 30, 2012.

Note 10 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns and swap contracts.

The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 was as follows:

	Moderate Duration Fund		Short-Term Fund
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011
Ordinary income	$1,284,776	$1,595,436	$690,704	$873,127
Long-term capital gains	448,883	261,745	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

29

PIA Funds
Notes to Financial Statements – November 30, 2012 (continued)

As of November 30, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$48,991,326	$168,256,474
Gross unrealized appreciation	2,194,831	1,106,188
Gross unrealized depreciation	(145,848)	(4,632)
Net unrealized appreciation	2,048,983	1,101,556
Undistributed ordinary income	—	9,352
Undistributed long-term capital gains	53,446	—
Total distributable earnings	53,446	9,352
Other accumulated gains/(losses)	(944)	(647,726)
Total accumulated earnings/(losses)	$2,101,485	$463,182

(a)  The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund utilized capital loss carryforwards of $851,953 during the fiscal year ended November 30, 2012.  The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:
						Short-	Long-
						Term	Term
	2013	2014	2015	2017	2018	Indefinite	Indefinite	Total
Short-Term Fund	$183,103	$218,276	$43,801	$45,313	$56,182	$29,566	$71,485	$647,726

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2012, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2012 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Moderate Duration Fund designated 3.29% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

On December 27, 2012, the Moderate Duration Bond Fund distributed $0.04768249 per share of net investment income and $0.0244 per share of long-term capital gains.  On December 27, 2012, the Short-Term Securities Fund distributed $0.00352624 per share of net investment income.

30

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA Moderate Duration Bond Fund
PIA Short-Term Securities Fund

We have audited the accompanying statements of assets and liabilities of PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, as of November 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2013

31

PIA Funds
Notice to Shareholders – November 30, 2012
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

32

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
Portfolios
			Principal	in Fund	Other
		Term of Office	Occupation	Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 76)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(35 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 78)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 73)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 65)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

33

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 65)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 45)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 51)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 55)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund Services,
(age 47)		since	LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds
615 E. Michigan Street		June 2007.	Management, LLC (May 2005 to May 2006); Senior Counsel,
Milwaukee, WI 53202			Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, and the PIA MBS Bond Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

34

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Annual Report

November 30, 2012

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve month period ended November 30, 2012 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (PIA) is the adviser: the PIA High Yield Fund.

During the twelve months ended November 30, 2012, the High Yield Fund’s total return, including the reinvestment of dividends, was 14.42% versus 17.05% for its benchmark, the Barclays Capital U.S. Corporate High-Yield Index.  The Fund’s total return includes 0.98% in Fund fees and expenses for the twelve months, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 3.09% and the Fund’s Net Annual Fund Operating Expenses including acquired fund fees and expenses is 1.01%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund’s average daily net assets through March 30, 2013.

Supported by high cash inflows to the High Yield asset class, the High Yield market performed well relative to other types of bonds during the twelve months ended November 30, 2012.  High Yield market average credit spreads relative to Treasury bonds declined significantly, from 783 basis points to 573 basis points, resulting in a yield of 6.45%.  As discussed previously in the semi-annual report, the Fund has been positioned conservatively throughout the period by targeting positions that were secured or senior in the capital structure and generally shorter in duration.  Accordingly, the Fund had limited exposure to some of the high volatility industries such as financials, telecommunications, and housing, which benefitted from the additional capital moving into the market.  The Fund’s core overweight in basic industry and capital goods slightly underperformed the benchmark during the twelve month period ended November 30, 2012.  Although it was not generally rewarded during the past months, we believe the Fund’s adherence to our credit standards in this uncertain economic environment will prove to be the prudent approach during 2013.

The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was +2.0% for the first quarter of 2012, increasing to +2.7% during the third quarter of 2012.  This recent quarter for GDP compares favorably for a year over year GDP of 2.0% for all of 2011.  The housing sector is showing signs of stability and unemployment levels declined to 7.7% from 8.7% a year ago.  The Federal Reserve maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, declined to 1.8% year over year at November 2012, down from 3.0% during 2011.

Yields on 5-year Treasury notes and 30-year Treasury bonds declined by 34 and 25 basis points (bp), respectively, from November 30, 2011 to November 30, 2012.  Yields on 6 month and one-year treasuries were up around 8 bp. The improving economy, stabilization of European sovereign risk, and Federal Reserve purchases of treasuries and mortgage backed securities supported the bond market.

Please take a moment to review the Fund’s statement of assets and the results of operations for the twelve month period ended November 30, 2012.  We look forward to reporting to you again with the semi-annual report dated May 31, 2013.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The Fund may invest in swap investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

PIA HIGH YIELD FUND

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Barclays Capital U.S. Corporate High-Yield Bond Index

Average Annual Total Return*	1 Year	Since Inception
PIA High Yield Fund	14.42%	8.62%
Barclays Capital U.S. Corporate High-Yield Bond Index	17.05%	9.84%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

* Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2012
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/12 – 11/30/12).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/12	Value 11/30/12	Period 6/1/12 – 11/30/12*
PIA High Yield Fund
Actual	$1,000.00	$1,068.20	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2012
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2012

Principal Amount		Value

CORPORATE BONDS 93.6%
Aerospace/Defense 0.5%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18	$213,500
Automotive 4.5%
	Accuride Corp.
475,000	9.50%, due 8/1/18	451,250
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14	100,500
36,000	10.75%, due 8/15/16 (b)	39,150
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22	429,000
	Schaeffler Finance BV
480,000	8.50%, due 2/15/19 (b)	536,399
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)	134,375
	UCI International, Inc.
130,000	8.625%, due 2/15/19	126,263
		1,816,937
Building Materials 0.3%
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)	138,750
Chemicals 14.7%
	Ferro Corp.
300,000	7.875%, due 8/15/18	272,250
	Hexion U.S. Finance Corp.
250,000	6.625%, due 4/15/20	250,625
	Huntsman International LLC
300,000	5.50%, due 6/30/16	300,750
	Ineos Finance PLC
350,000	8.375%, due 2/15/19 (b)	374,500
100,000	7.50%, due 5/1/20 (b)	103,750
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	643,250
	Macdermid, Inc.
438,000	9.50%, due 4/15/17 (b)	457,710
	Momentive Performance
	Materials, Inc.
102,000	12.50%, due 6/15/14	105,825
165,000	8.875%, due 10/15/20 (b)	164,381
200,000	9.00%, due 1/15/21	141,500
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18	525,250
	Olin Corp.
500,000	8.875%, due 8/15/19	571,249
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18	271,625
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)	499,949
	Polymer Group LLC
200,000	7.75%, due 2/1/19	215,000
	Polypore International, Inc.
275,000	7.50%, due 11/15/17	299,406
	Texas Petrochemical Corp.
365,000	8.25%, due 10/1/17	406,063
	Tronox Finance LLC
350,000	6.375%, due 8/15/20 (b)	346,063
		5,949,146
Consumer Cyclical Services 4.4%
	313 Group, Inc.
175,000	6.375%, due 12/1/19 (b)	173,250
	Garda World Security Corp.
400,000	9.75%, due 3/15/17 (b)	425,000
	GEO Group, Inc.
100,000	6.625%, due 2/15/21	111,500
	Live Nation Entertainment, Inc.
250,000	7.00%, due 9/1/20 (b)	261,250
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)	314,188
	West Corp.
200,000	8.625%, due 10/1/18	207,500
300,000	7.875%, due 1/15/19	305,250
		1,797,938

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Consumer Products 1.7%
	Alphabet Holding Co., Inc.
$110,000	7.75%, due 11/1/17 (b)	$112,475
	Serta Simmons Holdings LLC
220,000	8.125%, due 10/1/20 (b)	222,475
	Spectrum Brands Escrow Corp.
50,000	6.375%, due 11/15/20 (b)	52,000
	Visant Corp.
350,000	10.00%, due 10/1/17	306,250
		693,200
Distributors 0.5%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19	212,000
Diversified Manufacturing 4.0%
	Actuant Corp.
175,000	5.625%, due 6/15/22	181,125
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	400,313
	Dynacast International LLC
315,000	9.25%, due 7/15/19	338,625
	Griffon Corp.
125,000	7.125%, due 4/1/18	132,969
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)	448,050
	Thermon Industries, Inc.
127,000	9.50%, due 5/1/17	142,399
		1,643,481
Electric 0.6%
	NRG Energy, Inc.
245,000	6.625%, due 3/15/23 (b)	254,494
Environmental 2.1%
	Casella Waste Systems, Inc.
400,000	7.75%, due 2/15/19	387,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18	141,750
	Heckmann Corp.
300,000	9.875%, due 4/15/18	306,750
		835,500
Equipment Rental and Leasing 1.2%
	H & E Equipment Services, Inc.
440,000	7.00%, due 9/1/22 (b)	466,400
Finance 1.0%
	National Money Mart Co.
350,000	10.375%, due 12/15/16	389,375
Food and Beverage 2.1%
	Bumble Bee Acquisition Corp.
784,000	9.00%, due 12/15/17 (b)	831,040
Gaming 1.2%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	148,500
	Scientific Games International, Inc.
315,000	6.25%, due 9/1/20 (b)	324,056
		472,556
Healthcare 3.9%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18	48,825
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19	612,375
	Harmony Foods Corp.
290,000	10.00%, due 5/1/16 (b)	310,300
	Physio-Control International Corp.
350,000	9.875%, due 1/15/19 (b)	384,125
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)	218,500
		1,574,125
Industrial – Other 7.1%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17	422,000
	Cleaver-Brooks, Inc.
100,000	12.25%, due 5/1/16 (b)	110,625
The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Industrial – Other 7.1% (continued)
	Deluxe Corp.
$90,000	6.00%, due 11/15/20 (b)	$89,775
	Dycom Investments, Inc.
175,000	7.125%, due 1/15/21	185,500
345,000	7.125%, due 1/15/21 (b)	363,112
	Great Lakes Dredge & Dock Corp.
125,000	7.375%, due 2/1/19	134,375
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18 (b)	406,406
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21	686,250
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	483,750
		2,881,793
Media Non-Cable 2.4%
	National Cinemedia LLC
100,000	7.875%, due 7/15/21	111,000
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19	50,500
	SGS International, Inc.
450,000	8.375%, due 10/15/20 (b)	459,000
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21	363,125
		983,625
Metals and Mining 5.4%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	884,000
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)	276,000
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	290,000
	GrafTech International
240,000	6.375%, due 11/15/20 (b)	248,400
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)	451,125
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19	51,750
		2,201,275
Oil Field Services 5.3%
	CHC Helicopter SA
410,000	9.25%, due 10/15/20 (b)	418,200
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	403,988
	Gulfmark Offshore, Inc.
500,000	6.375%, due 3/15/22 (b)	511,250
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	211,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15	176,875
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)	422,000
		2,143,313
Packaging 7.8%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19	648,419
	Ardagh Packaging Finance LLC
130,000	7.375%, due 10/15/17 (b)	142,188
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)	162,113
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)	502,899
	Packaging Dynamics Corp.
275,000	8.75%, due 2/1/16 (b)	290,813
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16	181,563
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20 (b)	112,750
	Sealed Air Corp.
400,000	7.875%, due 6/15/17	430,000
190,000	6.50%, due 12/1/20 (b)	199,025
The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2012 (continued)

Principal Amount		Value

Packaging 7.8% (continued)
	Tekni-Plex, Inc.
$400,000	9.75%, due 6/1/19 (b)	$433,999
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	49,750
		3,153,519
Paper 6.8%
	Boise Paper Holding Company LLC
111,000	8.00%, due 4/1/20	121,268
	Cascades, Inc.
653,000	7.75%, due 12/15/17	687,282
205,000	7.875%, due 1/15/20	217,300
	Clearwater Paper Corp.
299,000	7.125%, due 11/1/18	325,910
	Longview Fibre Paper & Packaging
310,000	8.00%, due 6/1/16 (b)	326,275
	P.H. Glatfelter Co.
220,000	5.375%, due 10/15/20 (b)	226,050
	Sappi Papier Holding
130,000	7.75%, due 7/15/17 (b)	139,588
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19 (b)	336,375
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	387,000
		2,767,048
Pharmaceuticals 0.2%
	Sky Growth Acquisition
100,000	7.375%, due 10/15/20 (b)	99,125
Retailers 3.8%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20 (b)	585,750
	Petco Animal Supplies, Inc.
275,000	8.50%, due 10/15/17 (b)	282,563
250,000	9.25%, due 12/1/18 (b)	278,750
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20	381,500
		1,528,563
Technology 9.9%
	Audatex North America, Inc.
175,000	6.75%, due 6/15/18 (b)	188,563
	CDW LLC
250,000	8.00%, due 12/15/18	276,250
250,000	8.50%, due 4/1/19	270,625
	Commscope, Inc.
440,000	8.25%, due 1/15/19 (b)	480,700
	Evertec, Inc.
400,000	11.00%, due 10/1/18	445,500
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)	516,250
	Iron Mountain, Inc.
300,000	7.75%, due 10/1/19	338,250
255,000	8.375%, due 8/15/21	283,050
	Kemet Corp.
370,000	10.50%, due 5/1/18	370,000
	Sophia L.P./Sophia Finance, Inc.
300,000	9.75%, due 1/15/19 (b)	321,000
	Transunion Holding Co.
500,000	9.625%, due 6/15/18	530,000
		4,020,188
Textile 0.3%
	Levi Strauss & Co.
100,000	6.875%, due 5/1/22	105,375
Transportation Services 0.5%
	Hertz Corp.
175,000	6.75%, due 4/15/19 (b)	189,875
Wirelines 1.4%
	Frontier Communications Corp.
170,000	9.25%, due 7/1/21	199,325
355,000	7.125%, due 1/15/23	376,744
		576,069
Total Corporate Bonds
(cost $36,815,874)		37,938,210

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2012 (continued)

Shares			Value

SHORT-TERM INVESTMENTS 4.3%
1,738,338	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.09% (a)		$1,738,338
Total Short-Term Investments
(cost $1,738,338)			1,738,338
Total Investments
(cost $38,554,212)		97.9%	39,676,548
Other Assets less Liabilities		2.1%	857,279
TOTAL NET ASSETS		100.0%	$40,533,827

(a)	Rate shown is the 7-day annualized yield at November 30, 2012.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2012, the value of these investments was $19,546,225 or 48.2% of total net assets.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2012

High Yield
Fund
Assets:
Investments in securities, at value (cost $38,554,212)	$39,676,548
Receivable for fund shares sold	414,852
Interest receivable	861,428
Prepaid expenses	16,202
Total assets	40,969,030

Liabilities:
Investment advisory fees	14,719
Payable for fund shares redeemed	2,870
Investments payable	373,168
Administration fees	6,178
Custody fees	1,368
Transfer agent fees and expenses	4,179
Fund accounting fees	7,738
Audit fees	17,480
Legal fees	1,988
Chief Compliance Officer fee	700
Shareholder reporting	4,078
Accrued expenses	737
Total liabilities	435,203
Net Assets	$40,533,827

Net Assets Consist of:
Paid-in capital	$39,148,137
Undistributed net investment income	68,530
Accumulated net realized gain on investments and swap contracts	194,824
Net unrealized appreciation on investments	1,122,336
Net Assets	$40,533,827

Net Asset Value, Offering Price and Redemption Price Per Share	$10.51

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	3,856,400

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2012
High Yield
Fund
Investment Income:
Interest	$2,142,875
Total investment income	2,142,875

Expenses:
Investment advisory fees (Note 4)	184,870
Fund accounting fees (Note 4)	46,205
Administration fees (Note 4)	34,948
Registration fees	25,000
Transfer agent fees and expenses (Note 4)	22,609
Audit fees	17,756
Legal fees	7,854
Reports to shareholders	7,420
Trustees’ fees	6,375
Custody fees (Note 4)	4,964
Insurance	4,256
Chief Compliance Officer fee (Note 4)	4,120
Miscellaneous	2,976
Total expenses	369,353
Less: Fee waiver by adviser (Note 4)	(90,626)
Net expenses	278,727
Net investment income	1,864,148

Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net realized gain on:
Investments	347,326
Swap contracts	22,229
Net change in unrealized appreciation/(depreciation) on:
Investments	1,223,698
Swap contracts	(29,353)
Net gain on investments and swap contracts	1,563,900
Net increase in net assets resulting from operations	$3,428,048

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets
		December 31,
		2010*
	Year Ended	through
	November 30,	November 30,
	2012	2011
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,864,148	$321,601
Net realized gain/(loss) on:
Investments	347,326	(58,460)
Swap contracts	22,229	(45,900)
Net change in unrealized appreciation/(depreciation) on:
Investments	1,223,698	(101,362)
Swap contracts	(29,353)	29,353
Net increase in net assets resulting from operations	3,428,048	145,232

Distributions Paid to Shareholders:
Distributions from net investment income	(1,881,117)	(306,473)
Total distributions paid to shareholders	(1,881,117)	(306,473)

Capital Share Transactions:
Proceeds from shares sold	26,715,767	14,938,494
Distributions reinvested	609,539	78,601
Payment for shares redeemed	(3,131,734)	(62,530)
Net increase in net assets from capital share transactions	24,193,572	14,954,565
Total increase in net assets	25,740,503	14,793,324

Net Assets, Beginning of Period	14,793,324	—
Net Assets, End of Period	$40,533,827	$14,793,324
Includes Undistributed Net Investment Income of	$68,530	$35,128

Transactions in Shares:
Shares sold	2,586,944	1,508,185
Shares issued on reinvestment of distributions	58,910	7,848
Shares redeemed	(299,137)	(6,350)
Net increase in shares outstanding	2,346,717	1,509,683

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights
		December 31,
		2010*
	Year Ended	through
	November 30,	November 30,
	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.65	0.45
Net realized and unrealized gain/(loss) on investments and swap contracts	0.73	(0.21)
Total from investment operations	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.67)	(0.44)
Total distributions	(0.67)	(0.44)

Net asset value, end of period	$10.51	$9.80

Total Return	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	6.55%	5.67	%+
Before fee waivers and expense reimbursements	6.23%	3.62	%+
Portfolio turnover rate	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date.  Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2012, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain/(Loss)
High Yield Fund	$50,371	$(50,371)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2012, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2012:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$37,938,210	$—	$37,938,210
Total Fixed Income	—	37,938,210	—	37,938,210
Short-Term Investments	1,738,338	—	—	1,738,338
Total Investments	$1,738,338	$37,938,210	$—	$39,676,548

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2012, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the year ended November 30, 2012.

New Accounting Pronouncement – On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the year ended November 30, 2012, the Fund incurred $184,870 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2013.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2012, the Adviser reduced its fees in the amount of $90,626.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $206,533 at November 30, 2012.  The expense limitation will remain in effect through at least March 30, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$115,907
2015	90,626
$206,533

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended November 30, 2012, the Fund incurred $34,948 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the year ended November 30, 2012, the High Yield Fund incurred $46,205 in fund accounting fees and $17,117 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended November 30, 2012, the Fund incurred $4,964 in custody fees.

For the year ended November 30, 2012, the Fund was allocated $4,120 of the Chief Compliance Officer fee.

At November 30, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $6,178, $7,738, $2,862, $700, and $1,368, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $32,481,056 and $9,385,508.  There were no purchases and sales of U.S. government obligations during the year ended November 30, 2012.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing their investment objectives.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The effect of derivative instruments on the statement of operations for the year ended November 30, 2012 is as follows:

	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$22,229
Credit contracts	Change in unrealized depreciation on swap contracts	(29,353)

For the year ended November 30, 2012, the monthly average gross notional amount of the credit default swaps held in the Fund was $1,028,333.  The Fund did not hold derivative instruments at November 30, 2012.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/losses differ for financial statement and tax purposes due to differing treatments of swap contracts.

The tax character of distributions paid during the years ended November 30, 2012 and November 30, 2011 was as follows:

	Nov. 30, 2012	Nov. 30, 2011
Ordinary income	$1,881,117	$306,473

As of November 30, 2012, the components of capital on a tax basis were as follows:

High Yield Fund

Cost of investments (a)	$38,554,212
Gross unrealized appreciation	1,447,331
Gross unrealized depreciation	(324,995)
Net unrealized appreciation	1,122,336
Undistributed ordinary income	214,316
Undistributed long-term capital gain	49,038
Total distributable earnings	263,354
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$1,385,690

(a)	The difference between book-basis and tax-basis net unrealized appreciation are the same.

The Fund utilized short-term capital loss carryforwards in the amount of $124,360 during the year ended November 30, 2012.

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2012 (continued)

Note 8 – Other Tax Information (Unaudited)
For the period ended November 30, 2012, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the period ended November 30, 2012 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2012, the High Yield Fund distributed $0.07602739 per share of net investment income, $0.03811 per share of short-term capital gains and $0.01282 per share of long-term capital gains.

22

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011.   These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA High Yield Fund as of November 30, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2013

23

PIA High Yield Fund
Notice to Shareholders – November 30, 2012
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

24

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
			Principal	Portfolios in	Other
		Term of Office	Occupation	Fund Complex	Directorships
Name, Address	Position Held	and Length of	During Past	Overseen by	Held During
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 76)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(35 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 78)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 73)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 65)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

25

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 65)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 45)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Executive	June 2003.	(March 1997 to present).
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 51)	Principal	since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Financial	December 2007.	(October 1998 to present).
Milwaukee, WI 53202	Officer

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 55)	Chief	since	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	Compliance	September 2009.	Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund Services,
(age 47)		since	LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds
615 E. Michigan Street		June 2007.	Management, LLC (May 2005 to May 2006); Senior Counsel,
Milwaukee, WI 53202			Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the Registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the Registrant adequate oversight given the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2012	FYE 11/30/2011
Audit Fees	$72,500	$69,200
Audit-Related Fees	N/A	N/A
Tax Fees	$15,000	$14,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2012	FYE 11/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2012	FYE 11/30/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/1/13

By (Signature and Title)*                     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 2/1/13

* Print the name and title of each signing officer under his or her signature.